                                                        RIVERSOURCE [LOGO](SM)
                                                              INSURANCE

RIVERSOURCE(R)
VARIABLE SECOND-TO-DIE LIFE INSURANCE

2006 ANNUAL REPORT

S-6196 U (5/07)                  Issued by: RiverSource Life Insurance Company

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of RiverSource Variable Life Separate Account - RiverSource(R) Variable Second-To-Die Life Insurance (previously IDS Life Variable Life Separate Account - RiverSource(R) Variable Second-To-Die Life Insurance) (comprised of 45 subaccounts of RiverSource Variable Life Separate Account, referred to in Note 1) as of December 31, 2006, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of RiverSource Life Insurance Company (previously IDS Life Insurance Company). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of RiverSource Variable Life Separate Account -RiverSource(R) Variable Second-To-Die Life Insurance's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of RiverSource Variable Life Separate Account - RiverSource(R) Variable Second-To-Die Life Insurance's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of RiverSource Variable Life Separate Account - RiverSource(R) Variable Second-To-Die Life Insurance at December 31, 2006, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                         /s/ Ernst & young LLP

Minneapolis, Minnesota

April 24, 2007


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 1

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------------------------------
                                                            AIM VI         AIM VI         AIM VI          AC VP           AC VP
                                                          CAP APPR,       CAP DEV,       CORE EQ,         INTL,            VAL,
DEC. 31, 2006                                               SER I          SER I          SER I            CL I           CL I
ASSETS

Investments, at value(1),(2)                             $ 28,945,583   $ 16,531,445   $ 285,600,108   $ 39,686,483   $ 139,892,546
Dividends receivable                                               --             --              --             --              --
Accounts receivable from RiverSource Life for contract
   purchase payments                                               --         11,189              --         12,270              --
Receivable for share redemptions                              195,274         11,783         419,152         28,104         105,688
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                               29,140,857     16,554,417     286,019,260     39,726,857     139,998,234
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                              20,801         11,783         204,919         28,104          99,817
   Minimum death benefit guarantee risk charge                     --             --              --             --              --
   Contract terminations                                      174,473             --         214,233             --           5,871
Payable for investments purchased                                  --         11,189              --         12,270              --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             195,274         22,972         419,152         40,374         105,688
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
   accumulation period                                   $ 28,945,583   $ 16,531,445   $ 285,600,108   $ 39,686,483   $ 139,892,546
====================================================================================================================================
(1) Investment shares                                       1,103,951        896,986      10,492,289      3,921,589      16,006,012
(2) Investments, at cost                                 $ 25,102,362   $ 11,725,302   $ 250,299,357   $ 26,762,373   $ 114,795,863
------------------------------------------------------------------------------------------------------------------------------------

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------------------------------
                                                                             CS             CS           FID VIP         FID VIP
                                                          CALVERT VS      MID-CAP         SM CAP        GRO & INC,       MID CAP,
DEC. 31, 2006 (CONTINUED)                                 SOCIAL BAL        CORE          CORE I         SERV CL         SERV CL
ASSETS

Investments, at value(1),(2)                             $ 10,221,228   $  3,518,846   $  18,606,267   $120,938,469   $ 262,314,892
Dividends receivable                                               --             --              --             --              --
Accounts receivable from RiverSource Life for contract
   purchase payments                                            1,865         12,814              --             --              --
Receivable for share redemptions                                7,295          2,514          35,637         91,831         236,361
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                               10,230,388      3,534,174      18,641,904    121,030,300     262,551,253
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                               7,295          2,513          13,467         86,606         187,733
   Minimum death benefit guarantee risk charge                     --             --              --             --              --
   Contract terminations                                           --             --          22,170          5,225          48,628
Payable for investments purchased                               1,865         12,814              --             --              --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               9,160         15,327          35,637         91,831         236,361
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
   accumulation period                                   $ 10,221,228   $  3,518,847   $  18,606,267   $120,938,469   $ 262,314,892
====================================================================================================================================
(1) Investment shares                                       5,035,088        261,819       1,192,709      7,553,933       7,583,547
(2) Investments, at cost                                 $  9,227,000   $  2,913,169   $  20,379,341   $ 95,255,121   $ 179,768,396
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


2 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                           FID VIP       FTVIPT FRANK     FTVIPT FRANK      FTVIPT       GS VIT
                                                          OVERSEAS,    GLOBAL REAL EST,    SM CAP VAL,     TEMP FOR    MID CAP VAL,
DEC. 31, 2006 (CONTINUED)                                  SERV CL           CL 2             CL 2         SEC, CL 2      INST
ASSETS

Investments, at value(1),(2)                            $ 60,662,242   $    140,920,449   $ 64,317,363   $ 80,728,290  $194,588,995
Dividends receivable                                              --                 --             --             --            --
Accounts receivable from RiverSource Life for contract
   purchase payments                                          31,426                 --             --             --        18,552
Receivable for share redemptions                              43,284            120,715        146,609        318,574       138,762
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                              60,736,952        141,041,164     64,463,972     81,046,864   194,746,309
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                             43,284            100,325         45,738         57,988       138,762
   Minimum death benefit guarantee risk charge                    --                 --             --             --            --
   Contract terminations                                          --             20,390        100,871        260,586            --
Payable for investments purchased                             31,426                 --             --             --        18,552
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             74,710            120,715        146,609        318,574       157,314
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
   accumulation period                                  $ 60,662,242   $    140,920,449   $ 64,317,363   $ 80,728,290  $194,588,995
====================================================================================================================================
(1) Investment shares                                      2,542,424          4,063,450      3,422,957      4,312,409    12,093,785
(2) Investments, at cost                                $ 40,960,045   $    100,446,272   $ 47,469,212   $ 55,515,753  $170,475,464
------------------------------------------------------------------------------------------------------------------------------------

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                           GS VIT           GS VIT        JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                                         STRUCTD SM      STRUCTD U.S.     GLOBAL TECH,     INTL GRO,   MID CAP GRO,
DEC. 31, 2006 (CONTINUED)                               CAP EQ, INST       EQ, INST           SERV            SERV         SERV
ASSETS

Investments, at value(1),(2)                            $ 12,859,608   $    104,382,536   $ 10,192,353   $100,490,436  $ 12,485,261
Dividends receivable                                              --                 --             --             --            --
Accounts receivable from RiverSource Life for contract
   purchase payments                                           5,420             76,651             --        265,938            --
Receivable for share redemptions                               9,181             73,794         28,197         70,731        12,279
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                              12,874,209        104,532,981     10,220,550    100,827,105    12,497,540
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                              9,181             73,794          7,339         70,731         8,954
   Minimum death benefit guarantee risk charge                    --                 --             --             --            --
   Contract terminations                                          --                 --         20,858             --         3,325
Payable for investments purchased                              5,420             76,651             --        265,938            --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             14,601            150,445         28,197        336,669        12,279
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
   accumulation period                                  $ 12,859,608   $    104,382,536   $ 10,192,353   $100,490,436  $ 12,485,261
====================================================================================================================================
(1) Investment shares                                        890,555          7,115,374      2,386,968      1,985,585       387,861
(2) Investments, at cost                                $ 10,811,637   $     85,711,060   $ 10,572,084   $ 61,019,369  $ 10,369,432
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 3

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
                                                            LAZARD           MFS            MFS         PUT VT           PUT VT
                                                            RETIRE      INV GRO STOCK,    NEW DIS,     HI YIELD,     INTL NEW OPP,
DEC. 31, 2006 (CONTINUED)                               INTL EQ, SERV      SERV CL        SERV CL        CL IB           CL IB
ASSETS

Investments, at value(1),(2)                            $  56,396,048   $   39,122,957  $ 27,945,501  $19,335,524   $   20,385,039
Dividends receivable                                               --               --            --           --               --
Accounts receivable from RiverSource Life for contract
   purchase payments                                               --            9,075            --        9,638               --
Receivable for share redemptions                               56,615           27,955        45,166       13,853           23,597
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                               56,452,663       39,159,987    27,990,667   19,359,015       20,408,636
===================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                              40,324           27,955        20,027       13,853           14,571
   Minimum death benefit guarantee risk charge                     --               --            --           --               --
   Contract terminations                                       16,292               --        25,139           --            9,027
Payable for investments purchased                                  --            9,075            --        9,638               --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              56,616           37,030        45,166       23,491           23,598
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
   accumulation period                                  $  56,396,047   $   39,122,957  $ 27,945,501  $19,335,524   $   20,385,038
===================================================================================================================================
(1) Investment shares                                       3,787,512        3,751,003     1,629,475    2,485,286        1,116,988
(2) Investments, at cost                                $  40,134,247   $   34,404,864  $ 22,291,371  $18,830,428   $   13,248,285
-----------------------------------------------------------------------------------------------------------------------------------

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
                                                            PUT VT         PUT VT
                                                           NEW OPP,        VISTA,          RVS VP       RVS VP          RVS VP
DEC. 31, 2006 (CONTINUED)                                    CL IA         CL IB            BAL        CASH MGMT       DIV BOND
ASSETS

Investments, at value(1),(2)                            $ 193,431,277   $   13,192,844  $338,557,222  $96,829,201   $  182,895,057
Dividends receivable                                               --               --            --      348,963          664,075
Accounts receivable from RiverSource Life for contract
   purchase payments                                               --            2,932        48,300           --          145,167
Receivable for share redemptions                              234,862            9,473            --           --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                              193,666,139       13,205,249   338,605,522   97,178,164      183,704,299
===================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                             139,025            9,473       238,283       69,474          129,066
   Minimum death benefit guarantee risk charge                     --               --         1,667          113              275
   Contract terminations                                       95,838               --         2,113      200,317               --
Payable for investments purchased                                  --            2,932            --           --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             234,863           12,405       242,063      269,904          129,341
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
   accumulation period                                  $ 193,431,276   $   13,192,844  $338,363,459  $96,908,260   $  183,574,958
===================================================================================================================================
(1) Investment shares                                       9,500,554          897,472    21,684,594   96,863,736       17,465,560
(2) Investments, at cost                                $ 234,868,182   $   11,215,294  $308,031,239  $96,829,085   $  182,857,432
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


4 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
                                                           RVS VP          RVS VP         RVS VP        RVS VP          RVS VP
DEC. 31, 2006 (CONTINUED)                                DIV EQ INC      EMER MKTS     GLOBAL BOND       GRO         HI YIELD BOND
ASSETS

Investments, at value(1),(2)                            $426,753,859   $ 56,612,436   $ 45,257,755   $101,619,933   $   94,936,073
Dividends receivable                                              --             --         75,729             --          600,358
Accounts receivable from RiverSource Life for contract
   purchase payments                                         237,833             --        180,686        192,223           41,532
Receivable for share redemptions                                  --             --             --             --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                             426,991,692     56,612,436     45,514,170    101,812,156       95,577,963
===================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                            302,363         40,138         32,135         71,996           67,647
   Minimum death benefit guarantee risk charge                    --             --             --             --               --
   Contract terminations                                          --         96,027             --             --               --
Payable for investments purchased                                 --             --             --             --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            302,363        136,165         32,135         71,996           67,647
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
   accumulation period                                  $426,689,329   $ 56,476,271   $ 45,482,035   $101,740,160   $   95,510,316
===================================================================================================================================
(1) Investment shares                                     27,572,945      3,262,831      4,150,958     13,551,262       13,850,660
(2) Investments, at cost                                $353,166,745   $ 43,346,921   $ 44,583,565   $ 89,356,136   $   90,270,492
-----------------------------------------------------------------------------------------------------------------------------------

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
                                                           RVS VP        RVS VP           RVS VP          RVS VP        RVS VP
DEC. 31, 2006 (CONTINUED)                                 INTL OPP      LG CAP EQ      MID CAP GRO       S&P 500    SHORT DURATION
ASSETS

Investments, at value(1),(2)                            $249,618,725   $624,857,117   $ 13,903,426   $ 65,872,623   $   50,401,392
Dividends receivable                                              --             --             --             --          153,134
Accounts receivable from RiverSource Life for contract
   purchase payments                                              --          4,627             --         69,349               --
Receivable for share redemptions                                  --             --             --             --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                             249,618,725    624,861,744     13,903,426     65,941,972       50,554,526
===================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                            178,584        446,779          9,935         47,054           35,305
   Minimum death benefit guarantee risk charge                    --            556             --             --              189
   Contract terminations                                     107,877        358,164         31,024             --           44,539
Payable for investments purchased                                 --             --             --             --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            286,461        805,499         40,959         47,054           80,033
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
   accumulation period                                  $249,332,264   $624,056,245   $ 13,862,467   $ 65,894,918   $   50,474,493
===================================================================================================================================
(1) Investment shares                                     18,929,131     24,953,667      1,217,581      6,869,104        4,974,755
(2) Investments, at cost                                $163,603,215   $510,377,962   $ 14,305,024   $ 51,956,501   $   51,320,951
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 5

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         -------------------------------------------------------------------------
                                                                           ROYCE
                                                           RVS VP        MICRO-CAP,      THIRD AVE       WANGER         WANGER
DEC. 31, 2006 (CONTINUED)                                SM CAP ADV      INVEST CL          VAL        INTL SM CAP    U.S. SM CO
ASSETS

Investments, at value(1),(2)                             $ 34,679,992   $127,343,442   $159,857,868   $160,370,835   $156,904,811
Dividends receivable                                               --             --             --             --             --
Accounts receivable from RiverSource Life for contract
   purchase payments                                               --         91,513         20,687             --             --
Receivable for share redemptions                                   --         90,869        114,203        232,965        200,615
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                               34,679,992    127,525,824    159,992,758    160,603,800    157,105,426
==================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                              24,766         90,869        114,203        114,104        112,145
   Minimum death benefit guarantee risk charge                     --             --             --             --             --
   Contract terminations                                       17,847             --             --        118,861         88,470
Payable for investments purchased                                  --         91,513         20,687             --             --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              42,613        182,382        134,890        232,965        200,615
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
   accumulation period                                   $ 34,637,379   $127,343,442   $159,857,868   $160,370,835   $156,904,811
==================================================================================================================================
(1) Investment shares                                       2,662,172      8,843,295      5,357,167      3,839,378      4,315,314
(2) Investments, at cost                                 $ 32,730,263   $ 88,332,778   $102,996,748   $ 91,215,957   $117,010,624
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


6 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                          AIM VI           AIM VI           AIM VI         AC VP          AC VP
                                                         CAP APPR,        CAP DEV,         CORE EQ,        INTL,          VAL,
YEAR ENDED DEC. 31, 2006                                   SER I            SER I            SER I          CL I          CL I
INVESTMENT INCOME

Dividend income                                        $     16,520     $         --     $  1,529,527   $    514,365   $  1,736,549
Variable account expenses                                   240,252          135,674        2,544,195        308,974      1,153,806
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            (223,732)        (135,674)      (1,014,668)       205,391        582,743
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                    1,984,792        1,349,729       43,669,168      1,890,402     10,708,238
   Cost of investments sold                               1,759,425          968,619       41,639,581      1,420,525      9,693,951
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments            225,367          381,110        2,029,587        469,877      1,014,287
Distributions from capital gains                                 --          283,058               --             --     10,954,419
Net change in unrealized appreciation or
   depreciation of investments                            1,387,006        1,577,581       39,870,470      6,672,711      8,356,700
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            1,612,373        2,241,749       41,900,057      7,142,588     20,325,406
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                          $  1,388,641     $  2,106,075     $ 40,885,389   $  7,347,979   $ 20,908,149
====================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                                             CS               CS          FID VIP        FID VIP
                                                        CALVERT VS         MID-CAP          SM CAP       GRO & INC,      MID CAP,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                    SOCIAL BAL          CORE            CORE I        SERV CL        SERV CL
INVESTMENT INCOME

Dividend income                                        $    229,163     $         --     $         --   $    927,201   $    626,806
Variable account expenses                                    84,357           35,132          182,845      1,047,326      2,275,031
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                             144,806          (35,132)        (182,845)      (120,125)    (1,648,225)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                    1,219,171        1,046,363        3,597,934      9,897,833      8,913,492
   Cost of investments sold                               1,097,874          872,359        3,971,696      8,302,638      6,251,972
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments            121,297          174,004         (373,762)     1,595,195      2,661,520
Distributions from capital gains                            175,852               --               --      2,888,002     28,297,666
Net change in unrealized appreciation or
   depreciation of investments                              288,744         (111,770)       1,330,915      8,789,636     (2,609,790)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              585,893           62,234          957,153     13,272,833     28,349,396
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                          $    730,699     $     27,102     $    774,308   $ 13,152,708   $ 26,701,171
====================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                          FID VIP       FTVIPT FRANK     FTVIPT FRANK      FTVIPT         GS VIT
                                                         OVERSEAS,    GLOBAL REAL EST,    SM CAP VAL,     TEMP FOR     MID CAP VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                      SERV CL           CL 2             CL 2        SEC, CL 2         INST
INVESTMENT INCOME

Dividend income                                        $    383,908     $  2,378,008     $    351,687   $    920,866   $  1,758,033
Variable account expenses                                   484,426        1,092,770          507,262        677,069      1,575,492
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            (100,518)       1,285,238         (155,575)       243,797        182,541
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                    2,152,637        4,347,183        1,169,984      6,899,469      4,437,886
   Cost of investments sold                               1,560,709        3,267,291          867,127      5,188,458      3,714,508
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments            591,928        1,079,892          302,857      1,711,011        723,378
Distributions from capital gains                            298,850        9,235,521        1,967,950             --     19,367,468
Net change in unrealized appreciation or
   depreciation of investments                            7,693,061       10,802,384        5,867,656     11,929,835      4,484,282
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            8,583,839       21,117,797        8,138,463     13,640,846     24,575,128
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                          $  8,483,321     $ 22,403,035     $  7,982,888    $13,884,643   $ 24,757,669
====================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 7

STATEMENTS OF OPERATIONS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                           GS VIT          GS VIT       JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                                         STRUCTD SM     STRUCTD U.S.    GLOBAL TECH,    INTL GRO,     MID CAP GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                    CAP EQ, INST      EQ, INST          SERV          SERV            SERV
INVESTMENT INCOME

Dividend income                                        $      82,640   $    1,069,054   $         --   $  1,369,661   $          --
Variable account expenses                                    118,506          779,642         85,464        643,571         109,447
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              (35,866)         289,412        (85,464)       726,090        (109,447)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                     2,166,056          499,045      1,029,598        383,784       1,779,962
   Cost of investments sold                                1,752,730          431,087      1,128,311        252,762       1,582,011
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             413,326           67,958        (98,713)       131,022         197,951
Distributions from capital gains                             902,049               --             --             --              --
Net change in unrealized appreciation or
   depreciation of investments                                68,916        9,655,567        839,454     25,618,780       1,313,307
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             1,384,291        9,723,525        740,741     25,749,802       1,511,258
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                          $   1,348,425   $   10,012,937   $    655,277   $ 26,475,892   $   1,401,811
====================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          LAZARD             MFS            MFS           PUT VT         PUT VT
                                                          RETIRE       INV GRO STOCK,     NEW DIS,       HI YIELD,    INTL NEW OPP,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                   INTL EQ, SERV      SERV CL         SERV CL          CL IB          CL IB
INVESTMENT INCOME

Dividend income                                        $     522,287   $           --   $         --   $  1,408,141   $     236,562
Variable account expenses                                    467,082          332,764        246,654        166,579         167,383
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               55,205         (332,764)      (246,654)     1,241,562          69,179
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                     4,060,521        2,945,936      3,689,388      2,857,929       1,706,414
   Cost of investments sold                                3,010,350        2,728,433      3,111,847      2,909,023       1,205,135
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments           1,050,171          217,503        577,541        (51,094)        501,279
Distributions from capital gains                           2,173,341               --        492,292             --              --
Net change in unrealized appreciation or
   depreciation of investments                             6,667,241        2,421,075      2,267,088        501,466       3,493,145
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             9,890,753        2,638,578      3,336,921        450,372       3,994,424
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                          $   9,945,958   $    2,305,814   $  3,090,267   $  1,691,934   $   4,063,603
====================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                           PUT VT          PUT VT
                                                          NEW OPP,         VISTA,          RVS VP        RVS VP           RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                       CL IA           CL IB            BAL         CASH MGMT        DIV BOND
INVESTMENT INCOME

Dividend income                                        $     347,966   $           --   $  8,170,496   $  3,887,860   $   7,046,744
Variable account expenses                                  1,785,784          120,530      2,949,218        788,857       1,442,530
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           (1,437,818)        (120,530)     5,221,278      3,099,003       5,604,214
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                    29,151,037        1,750,295     44,140,054     24,236,517       2,401,457
   Cost of investments sold                               37,348,517        1,522,300     40,620,802     24,236,507       2,428,511
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          (8,197,480)         227,995      3,519,252             10         (27,054)
Distributions from capital gains                                  --               --     18,541,931             --              --
Net change in unrealized appreciation or
   depreciation of investments                            24,398,644          485,118     14,252,053             81         350,245
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            16,201,164          713,113     36,313,236             91         323,191
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                          $  14,763,346   $      592,583   $ 41,534,514   $  3,099,094   $   5,927,405
====================================================================================================================================

See accompanying notes to financial statements.


8 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                            RVS VP          RVS VP        RVS VP         RVS VP          RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                      DIV EQ INC      EMER MKTS     GLOBAL BOND       GRO        HI YIELD BOND
INVESTMENT INCOME

Dividend income                                          $  4,849,312   $    152,760   $  1,283,972   $    738,508   $    6,177,243
Variable account expenses                                   3,118,264        400,787        352,760        762,426          747,967
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                             1,731,048       (248,027)       931,212        (23,918)       5,429,276
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                      3,120,033      1,800,222      1,667,492      1,773,218        2,747,367
   Cost of investments sold                                 2,536,883      1,385,389      1,675,949      1,684,806        2,655,499
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              583,150        414,833         (8,457)        88,412           91,868
Distributions from capital gains                           24,364,126      6,146,123             --             --               --
Net change in unrealized appreciation or
   depreciation of investments                             31,860,500      6,322,717      1,333,681      8,395,933        2,432,664
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             56,807,776     12,883,673      1,325,224      8,484,345        2,524,532
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                            $ 58,538,824   $ 12,635,646   $  2,256,436   $  8,460,427   $    7,953,808
====================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                            RVS VP         RVS VP         RVS VP         RVS VP          RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                       INTL OPP      LG CAP EQ     MID CAP GRO      S&P 500      SHORT DURATION
INVESTMENT INCOME

Dividend income                                          $  4,490,161   $  7,006,392   $     31,410   $    882,484   $    1,800,572
Variable account expenses                                   2,118,588      5,312,052        104,784        548,024          421,550
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                             2,371,573      1,694,340        (73,374)       334,460        1,379,022
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                     23,287,349     94,531,702      1,323,327      5,431,395        6,217,415
   Cost of investments sold                                16,643,439     83,427,099      1,302,232      4,592,121        6,372,779
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments            6,643,910     11,104,603         21,095        839,274         (155,364)
Distributions from capital gains                                   --             --        682,323        285,690               --
Net change in unrealized appreciation or
   depreciation of investments                             39,339,015     62,771,895     (1,001,724)     6,748,012          162,800
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             45,982,925     73,876,498       (298,306)     7,872,976            7,436
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                            $ 48,354,498   $ 75,570,838   $   (371,680)  $  8,207,436   $    1,386,458
====================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                                           ROYCE
                                                            RVS VP       MICRO-CAP,     THIRD AVE        WANGER          WANGER
YEAR ENDED DEC. 31, 2006 (CONTINUED)                      SM CAP ADV     INVEST CL         VAL        INTL SM CAP      U.S. SM CO
INVESTMENT INCOME

Dividend income                                          $     13,672   $    215,651   $  2,002,574   $    654,054   $      314,150
Variable account expenses                                     305,101      1,083,509      1,382,204      1,181,481        1,318,436
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              (291,429)      (867,858)       620,370       (527,427)      (1,004,286)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                      3,575,360      7,617,605     10,495,924      1,723,286        4,291,830
   Cost of investments sold                                 3,061,998      5,291,594      6,751,737      1,082,205        3,266,422
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              513,362      2,326,011      3,744,187        641,081        1,025,408
Distributions from capital gains                            4,371,948      6,569,003      6,820,981             --        4,431,377
Net change in unrealized appreciation or
   depreciation of investments                             (1,198,983)    13,295,635      9,541,851     39,213,331        5,167,576
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              3,686,327     22,190,649     20,107,019     39,854,412       10,624,361
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                            $  3,394,898   $ 21,322,791   $ 20,727,389   $ 39,326,985   $    9,620,075
====================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 9

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                       ---------------------------------------------------------------------------
                                                           AIM VI        AIM VI          AIM VI         AC VP           AC VP
                                                         CAP APPR,      CAP DEV,        CORE EQ,         INTL,           VAL,
YEAR ENDED DEC. 31, 2006                                   SER I          SER I          SER I           CL I            CL I
OPERATIONS

Investment income (loss) -- net                        $   (223,732)  $   (135,674)  $  (1,014,668)  $    205,391   $     582,743
Net realized gain (loss) on sales of investments            225,367        381,110       2,029,587        469,877       1,014,287
Distributions from capital gains                                 --        283,058              --             --      10,954,419
Net change in unrealized appreciation or
   depreciation of investments                            1,387,006      1,577,581      39,870,470      6,672,711       8,356,700
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             1,388,641      2,106,075      40,885,389      7,347,979      20,908,149
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                2,688,141      1,193,965      23,698,796      3,003,460      10,862,264
Net transfers(1)                                          4,065,406        933,306     (27,853,989)     2,729,401      (3,589,935)
Transfers for policy loans                                 (154,174)      (168,607)     (2,164,942)      (434,795)     (1,248,511)
Policy charges                                             (693,005)      (402,841)    (12,710,825)      (795,516)     (3,782,277)
Contract terminations:
   Surrender benefits                                    (1,208,510)      (618,595)    (19,470,320)    (1,507,495)     (6,499,587)
   Death benefits                                           (34,744)        (3,100)       (144,148)       (35,023)        (50,817)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            4,663,114        934,128     (38,645,428)     2,960,032      (4,308,863)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          22,893,828     13,491,242     283,360,147     29,378,472     123,293,260
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 28,945,583   $ 16,531,445   $ 285,600,108   $ 39,686,483   $ 139,892,546
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                   31,303,843     11,370,172     179,117,535     37,105,900      81,803,295
Contract purchase payments                                3,618,179        925,661      14,093,137      3,460,371       6,815,565
Net transfers(1)                                          5,462,670        690,442     (16,626,479)     3,068,719      (2,465,803)
Transfers for policy loans                                 (212,275)      (130,478)     (1,283,240)      (501,402)       (776,047)
Policy charges                                             (932,539)      (312,629)     (7,568,923)      (913,499)     (2,370,281)
Contract terminations:
   Surrender benefits                                    (1,625,727)      (475,701)    (11,555,215)    (1,730,402)     (4,044,427)
   Death benefits                                           (44,922)        (2,257)        (85,558)       (36,999)        (31,282)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         37,569,229     12,065,210     156,091,257     40,452,688      78,931,020
==================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


10 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------------
                                                                              CS            CS           FID VIP         FID VIP
                                                           CALVERT VS      MID-CAP        SM CAP        GRO & INC,       MID CAP,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                       SOCIAL BAL        CORE         CORE I         SERV CL         SERV CL
OPERATIONS

Investment income (loss) -- net                           $    144,806   $   (35,132)  $   (182,845)  $    (120,125)  $  (1,648,225)
Net realized gain (loss) on sales of investments               121,297       174,004       (373,762)      1,595,195       2,661,520
Distributions from capital gains                               175,852            --             --       2,888,002      28,297,666
Net change in unrealized appreciation or depreciation
   of investments                                              288,744      (111,770)     1,330,915       8,789,636      (2,609,790)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                  730,699        27,102        774,308      13,152,708      26,701,171
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                   1,376,005       356,304      1,962,724      10,865,085      19,791,823
Net transfers(1)                                               448,784      (592,111)    (2,734,230)     (4,359,049)     11,121,171
Transfers for policy loans                                     (29,340)       (5,411)      (127,798)     (1,041,938)     (2,485,764)
Policy charges                                                (308,974)     (109,654)      (638,907)     (3,184,414)     (6,286,879)
Contract terminations:
   Surrender benefits                                         (286,639)     (208,017)    (1,200,474)     (5,902,772)    (13,161,817)
   Death benefits                                                   --            --         (5,350)        (46,868)       (120,430)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               1,199,836      (558,889)    (2,744,035)     (3,669,956)      8,858,104
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              8,290,693     4,050,634     20,575,994     111,455,717     226,755,617
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 10,221,228   $ 3,518,847   $ 18,606,267   $ 120,938,469   $ 262,314,892
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                       7,999,846     4,219,414     17,235,293     110,214,411     113,269,739
Contract purchase payments                                   1,296,355       369,735      1,587,703      10,292,892       9,248,585
Net transfers(1)                                               437,264      (618,378)    (2,213,760)     (4,106,696)      5,216,915
Transfers for policy loans                                     (27,742)       (5,699)      (104,640)       (984,462)     (1,158,636)
Policy charges                                                (291,396)     (113,703)      (518,019)     (3,017,820)     (2,940,860)
Contract terminations:
   Surrender benefits                                         (265,181)     (221,560)      (971,837)     (5,576,318)     (6,151,111)
   Death benefits                                                   --            --         (4,476)        (44,153)        (55,081)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             9,149,146     3,629,809     15,010,264     106,777,854     117,429,551
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 11

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------------------
                                                        FID VIP        FTVIPT FRANK     FTVIPT FRANK      FTVIPT         GS VIT
                                                        OVERSEAS,    GLOBAL REAL EST,   SM CAP VAL,      TEMP FOR      MID CAP VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                    SERV CL            CL 2             CL 2        SEC, CL 2        INST
OPERATIONS

Investment income (loss) -- net                       $   (100,518)  $      1,285,238   $   (155,575)  $    243,797   $     182,541
Net realized gain (loss) on sales of investments           591,928          1,079,892        302,857      1,711,011         723,378
Distributions from capital gains                           298,850          9,235,521      1,967,950             --      19,367,468
Net change in unrealized appreciation or
   depreciation of investments                           7,693,061         10,802,384      5,867,656     11,929,835       4,484,282
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       8,483,321         22,403,035      7,982,888     13,884,643      24,757,669
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                               4,700,093         17,418,625      9,187,317      6,222,345      23,655,136
Net transfers(1)                                         5,686,280          2,866,122      5,339,730     (3,250,165)      6,020,649
Transfers for policy loans                                (374,739)        (1,205,114)      (517,002)      (626,993)     (1,417,863)
Policy charges                                          (1,171,309)        (3,632,311)    (1,789,726)    (1,665,415)     (5,147,371)
Contract terminations:
   Surrender benefits                                   (2,372,718)        (4,945,456)    (2,231,751)    (3,497,103)     (7,410,408)
   Death benefits                                          (28,392)          (119,232)       (28,577)       (36,885)       (198,660)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           6,439,215         10,382,634      9,959,991     (2,854,216)     15,501,483
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         45,739,706        108,134,780     46,374,484     69,697,863     154,329,843
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 60,662,242   $    140,920,449   $ 64,317,363   $ 80,728,290   $ 194,588,995
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                  44,720,166         43,698,391     23,267,706     57,133,641      69,180,608
Contract purchase payments                               4,326,219          6,653,850      4,212,144      4,714,424      10,005,882
Net transfers(1)                                         5,309,933          1,072,826      2,446,521     (2,476,473)      2,562,856
Transfers for policy loans                                (344,688)          (458,852)      (237,486)      (477,198)       (602,065)
Policy charges                                          (1,077,119)        (1,387,672)      (821,309)    (1,259,989)     (2,177,216)
Contract terminations:
   Surrender benefits                                   (2,172,007)        (1,880,603)    (1,019,378)    (2,626,839)     (3,120,084)
   Death benefits                                          (24,960)           (45,871)       (13,065)       (26,288)        (83,110)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        50,737,544         47,652,069     27,835,133     54,981,278      75,766,871
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


12 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                            GS VIT         GS VIT       JANUS ASPEN     JANUS ASPEN    JANUS ASPEN
                                                          STRUCTD SM     STRUCTD U.S.   GLOBAL TECH,     INTL GRO,     MID CAP GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                     CAP EQ, INST      EQ, INST         SERV           SERV            SERV
OPERATIONS

Investment income (loss) -- net                          $    (35,866)  $     289,412   $    (85,464)  $     726,090   $   (109,447)
Net realized gain (loss) on sales of
investments                                                   413,326          67,958        (98,713)        131,022        197,951
Distributions from capital gains                              902,049              --             --              --             --
Net change in unrealized appreciation or depreciation
   of investments                                              68,916       9,655,567        839,454      25,618,780      1,313,307
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               1,348,425      10,012,937        655,277      26,475,892      1,401,811
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                  1,152,580      12,672,228      1,197,652       7,508,105      1,140,153
Net transfers(1)                                           (1,038,710)     17,301,982        522,164      25,755,089       (665,911)
Transfers for policy loans                                   (215,509)       (825,070)       (89,795)       (667,541)       (68,210)
Policy charges                                               (352,795)     (2,325,295)      (300,612)     (1,787,523)      (394,064)
Contract terminations:
   Surrender benefits                                        (682,030)     (3,622,955)      (435,731)     (3,584,346)      (648,004)
   Death benefits                                             (33,383)        (27,505)        (3,218)        (29,915)       (47,232)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (1,169,847)     23,173,385        890,460      27,193,869       (683,268)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            12,681,030      71,196,214      8,646,616      46,820,675     11,766,718
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $ 12,859,608   $ 104,382,536   $ 10,192,353   $ 100,490,436   $ 12,485,261
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                      8,156,632      75,356,849     20,674,047      48,928,295     20,736,843
Contract purchase payments                                    700,899      12,803,499      2,826,058       6,471,382      1,917,456
Net transfers(1)                                             (642,952)     17,449,606      1,265,550      22,081,154     (1,121,530)
Transfers for policy loans                                   (130,820)       (831,640)      (217,763)       (570,764)      (113,309)
Policy charges                                               (215,581)     (2,348,828)      (708,593)     (1,540,680)      (664,388)
Contract terminations:
   Surrender benefits                                        (414,390)     (3,654,517)    (1,027,383)     (3,078,630)    (1,084,173)
   Death benefits                                             (19,653)        (27,284)        (7,007)        (25,353)       (77,677)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            7,434,135      98,747,685     22,804,909      72,265,404     19,593,222
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 13

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                           LAZARD            MFS            MFS          PUT VT         PUT VT
                                                           RETIRE       INV GRO STOCK,     NEW DIS,      HI YIELD,    INTL NEW OPP,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                    INTL EQ, SERV      SERV CL         SERV CL        CL IB           CL IB
OPERATIONS

Investment income (loss) -- net                         $      55,205   $    (332,764)  $   (246,654)  $  1,241,562   $      69,179
Net realized gain (loss) on sales of investments            1,050,171         217,503        577,541        (51,094)        501,279
Distributions from capital gains                            2,173,341              --        492,292             --              --
Net change in unrealized appreciation or depreciation
   of investments                                           6,667,241       2,421,075      2,267,088        501,466       3,493,145
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               9,945,958       2,305,814      3,090,267      1,691,934       4,063,603
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                  6,949,711       5,347,669      3,778,779      1,504,814       1,575,426
Net transfers(1)                                           (2,513,422)       (663,261)    (3,389,972)      (377,808)        366,075
Transfers for policy loans                                   (362,556)       (243,236)      (179,191)      (115,722)       (171,625)
Policy charges                                             (1,434,414)     (1,185,470)      (914,147)      (520,820)       (443,613)
Contract terminations:
   Surrender benefits                                      (2,347,094)     (1,823,084)    (1,314,111)    (1,014,478)       (850,314)
   Death benefits                                             (37,389)        (14,399)       (12,124)        (6,378)         (2,107)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                254,836       1,418,219     (2,030,766)      (530,392)        473,842
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            46,195,253      35,398,924     26,886,000     18,173,982      15,847,593
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $  56,396,047   $  39,122,957   $ 27,945,501   $ 19,335,524   $  20,385,038
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                     45,316,524      53,002,892     30,257,997     14,202,500      20,915,832
Contract purchase payments                                  6,211,731       7,903,638      4,072,643      1,134,592       1,865,296
Net transfers(1)                                           (2,245,200)       (993,483)    (3,619,127)      (291,800)        470,660
Transfers for policy loans                                   (324,027)       (357,349)      (195,467)       (87,549)       (205,243)
Policy charges                                             (1,280,885)     (1,752,227)      (985,108)      (392,889)       (524,032)
Contract terminations:
   Surrender benefits                                      (2,085,335)     (2,697,515)    (1,418,298)      (765,212)       (996,460)
   Death benefits                                             (34,706)        (21,588)       (12,274)        (4,862)         (2,465)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           45,558,102      55,084,368     28,100,366     13,794,780      21,523,588
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


14 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
                                                            PUT VT         PUT VT
                                                           NEW OPP,        VISTA,         RVS VP         RVS VP          RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                         CL IA         CL IB           BAL          CASH MGMT       DIV BOND
OPERATIONS

Investment income (loss) -- net                         $   (1,437,818) $  (120,530)  $    5,221,278  $   3,099,003  $   5,604,214
Net realized gain (loss) on sales of investments            (8,197,480)     227,995        3,519,252             10        (27,054)
Distributions from capital gains                                    --           --       18,541,931             --             --
Net change in unrealized appreciation or depreciation
   of investments                                           24,398,644      485,118       14,252,053             81        350,245
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               14,763,346      592,583       41,534,514      3,099,094      5,927,405
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                  18,612,582    1,573,278       26,037,653     41,929,110     22,678,775
Net transfers(1)                                           (18,567,150)  (1,079,885)     (18,480,350)    (7,493,255)    28,939,012
Transfers for policy loans                                  (1,755,630)    (104,628)        (929,873)       306,673       (710,907)
Policy charges                                              (9,121,049)    (405,365)     (20,666,495)   (11,868,276)    (8,837,877)
Contract terminations:
   Surrender benefits                                      (14,245,936)    (719,746)     (23,435,738)    (6,379,723)    (8,873,187)
   Death benefits                                              (61,774)          --         (634,956)       (75,078)      (182,568)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (25,138,957)    (736,346)     (38,109,759)    16,419,451     33,013,248
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            203,806,887   13,336,607      334,938,704     77,389,715    144,634,305
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $  193,431,276  $13,192,844   $  338,363,459  $  96,908,260  $ 183,574,958
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                     149,195,541   18,854,169      340,777,538     72,075,812    111,698,540
Contract purchase payments                                  13,284,947    2,172,689       25,432,386     38,362,138     17,334,221
Net transfers(1)                                           (13,197,211)  (1,482,320)     (18,160,716)    (6,805,548)    22,097,716
Transfers for policy loans                                  (1,259,610)    (144,892)        (928,348)       283,672       (542,517)
Policy charges                                              (6,526,488)    (561,541)     (20,176,998)   (10,862,490)    (6,774,615)
Contract terminations:
   Surrender benefits                                      (10,161,983)    (991,655)     (22,791,560)    (5,837,609)    (6,791,764)
   Death benefits                                              (43,566)          --         (562,856)       (70,252)      (168,551)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           131,291,630   17,846,450      303,589,446     87,145,723    136,853,030
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 15

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
                                                            RVS VP         RVS VP         RVS VP          RVS VP         RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                      DIV EQ INC      EMER MKTS     GLOBAL BOND        GRO       HI YIELD BOND
OPERATIONS

Investment income (loss) -- net                         $    1,731,048  $   (248,027) $      931,212  $     (23,918) $   5,429,276
Net realized gain (loss) on sales of investments               583,150       414,833          (8,457)        88,412         91,868
Distributions from capital gains                            24,364,126     6,146,123              --             --             --
Net change in unrealized appreciation or depreciation
   of investments                                           31,860,500     6,322,717       1,333,681      8,395,933      2,432,664
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               58,538,824    12,635,646       2,256,436      8,460,427      7,953,808
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                  50,912,219     6,999,820       6,354,083     13,529,744     13,158,228
Net transfers(1)                                            81,302,935     8,827,439       5,706,023     20,112,101      7,984,447
Transfers for policy loans                                  (3,276,870)     (577,248)       (262,302)      (864,331)      (456,796)
Policy charges                                             (10,714,439)   (1,257,421)     (1,327,240)    (2,339,640)    (3,127,330)
Contract terminations:
   Surrender benefits                                      (14,867,606)   (1,752,114)     (1,634,641)    (3,355,410)    (3,404,778)
   Death benefits                                             (204,738)       (7,051)        (18,014)       (30,574)       (29,153)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             103,151,501    12,233,425       8,817,909     27,051,890     14,124,618
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            264,999,004    31,607,200      34,407,690     66,227,843     73,431,890
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $  426,689,329  $ 56,476,271  $   45,482,035  $ 101,740,160  $  95,510,316
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                     179,393,654    19,619,524      24,417,085    123,244,315     58,224,816
Contract purchase payments                                  31,485,167     3,880,074       4,403,358     24,468,759     10,022,127
Net transfers(1)                                            50,451,857     4,898,077       3,933,123     36,195,033      6,050,948
Transfers for policy loans                                  (2,028,837)     (319,759)       (181,383)    (1,554,274)      (358,280)
Policy charges                                              (6,626,389)     (694,376)       (919,320)    (4,232,961)    (2,382,886)
Contract terminations:
   Surrender benefits                                       (9,152,056)     (963,143)     (1,128,032)    (6,079,751)    (2,580,439)
   Death benefits                                             (123,244)       (3,996)        (12,416)       (55,101)       (21,766)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           243,400,152    26,416,401      30,512,415    171,986,020     68,954,520
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


16 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            -----------------------------------------------------------------------
                                                               RVS VP         RVS VP        RVS VP         RVS VP         RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                          INTL OPP       LG CAP EQ    MID CAP GRO     S&P 500    SHORT DURATION
OPERATIONS

Investment income (loss) -- net                             $  2,371,573   $  1,694,340   $   (73,374)  $   334,460    $ 1,379,022
Net realized gain (loss) on sales of investments               6,643,910     11,104,603        21,095       839,274       (155,364)
Distributions from capital gains                                      --             --       682,323       285,690             --
Net change in unrealized appreciation or
   depreciation of investments                                39,339,015     62,771,895    (1,001,724)    6,748,012        162,800
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                            48,354,498     75,570,838      (371,680)    8,207,436      1,386,458
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                    17,440,495     57,175,649     2,523,036     7,688,828      7,358,149
Net transfers(1)                                              (6,199,759)    58,962,620     7,706,108    (3,312,503)     1,517,335
Transfers for policy loans                                    (1,981,851)    (2,957,143)     (156,946)     (504,104)      (284,729)
Policy charges                                                (9,890,801)   (33,658,206)     (543,505)   (2,005,257)    (3,059,818)
Contract terminations:
   Surrender benefits                                        (16,413,571)   (41,706,798)     (592,441)   (2,859,381)    (2,820,094)
   Death benefits                                               (101,564)      (656,469)       (1,358)       (5,871)      (139,892)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (17,147,051)    37,159,653     8,934,894      (998,288)     2,570,951
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              218,124,817    511,325,754     5,299,253    58,685,770     46,517,084
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $249,332,264   $624,056,245   $13,862,467   $65,894,918    $50,474,493
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                       265,961,933    676,240,072     4,302,893    67,699,407     39,025,093
Contract purchase payments                                    19,133,685     72,388,320     2,104,253     8,449,406      6,074,810
Net transfers(1)                                              (6,969,502)    73,898,278     6,044,262    (3,723,271)     1,214,180
Transfers for policy loans                                    (2,163,518)    (3,724,103)     (130,533)     (551,047)      (234,341)
Policy charges                                               (10,857,289)   (42,628,195)     (455,350)   (2,202,570)    (2,536,488)
Contract terminations:
   Surrender benefits                                        (17,956,715)   (52,728,712)     (498,758)   (3,119,311)    (2,326,855)
   Death benefits                                               (110,224)      (721,989)       (1,192)       (6,253)      (126,235)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             247,038,370    722,723,671    11,365,575    66,546,361     41,090,164
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 17

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                                            ROYCE
                                                             RVS VP       MICRO-CAP,     THIRD AVE        WANGER         WANGER
YEAR ENDED DEC. 31, 2006 (CONTINUED)                       SM CAP ADV     INVEST CL         VAL         INTL SM CAP    U.S. SM CO
OPERATIONS

Investment income (loss) -- net                           $   (291,429)  $   (867,858)  $    620,370   $   (527,427)  $ (1,004,286)
Net realized gain (loss) on sales of investments               513,362      2,326,011      3,744,187        641,081      1,025,408
Distributions from capital gains                             4,371,948      6,569,003      6,820,981             --      4,431,377
Net change in unrealized appreciation or
   depreciation of investments                              (1,198,983)    13,295,635      9,541,851     39,213,331      5,167,576
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                           3,394,898     21,322,791     20,727,389     39,326,985      9,620,075
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                   4,445,114      9,504,495     11,496,030     18,534,418     24,681,160
Net transfers(1)                                            (2,233,120)      (375,138)    (1,662,459)    13,885,879      4,954,421
Transfers for policy loans                                    (311,165)    (1,329,559)    (1,401,220)    (1,357,867)    (1,308,946)
Policy charges                                              (1,041,831)    (3,141,224)    (3,891,606)    (3,529,333)    (4,430,115)
Contract terminations:
   Surrender benefits                                       (1,778,807)    (6,253,427)    (7,624,332)    (5,248,030)    (6,095,254)
   Death benefits                                                   --        (79,274)      (219,137)      (143,445)      (102,852)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                (919,809)    (1,674,127)    (3,302,724)    22,141,622     17,698,414
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             32,162,290    107,694,778    142,433,203     98,902,228    129,586,322
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 34,637,379   $127,343,442   $159,857,868   $160,370,835   $156,904,811
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                      23,709,872     45,852,354     59,381,128     87,136,920     73,417,434
Contract purchase payments                                   3,088,500      3,652,408      4,458,614     13,951,437     13,571,448
Net transfers(1)                                            (1,558,134)      (171,578)      (664,944)    10,552,177      2,730,769
Transfers for policy loans                                    (214,148)      (509,547)      (544,649)    (1,008,403)      (718,627)
Policy charges                                                (724,317)    (1,206,833)    (1,510,067)    (2,650,300)    (2,437,664)
Contract terminations:
   Surrender benefits                                       (1,233,218)    (2,401,120)    (2,956,512)    (3,931,282)    (3,359,100)
   Death benefits                                                   --        (29,726)       (82,472)      (108,022)       (55,095)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            23,068,555     45,185,958     58,081,098    103,942,527     83,149,165
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


18 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                            AIM VI         AIM VI         AIM VI          AC VP           AC VP
                                                          CAP APPR,       CAP DEV,        CORE EQ,         INTL,           VAL,
YEAR ENDED DEC. 31, 2005                                    SER I          SER I           SER I           CL I            CL I
OPERATIONS

Investment income (loss) -- net                         $    (163,372)  $   (117,834)  $   1,599,630   $     50,514   $     (83,039)
Net realized gain (loss) on sales of investments               97,586        434,142      (2,301,026)       190,451         383,750
Distributions from capital gains                                   --             --              --             --      10,985,835
Net change in unrealized appreciation or depreciation
   of investments                                           1,788,777        800,336      12,800,164      2,941,657      (6,352,459)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                          1,722,991      1,116,644      12,098,768      3,182,622       4,934,087
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                  2,593,552      1,359,581      29,375,092      3,024,949      12,173,999
Net transfers(1)                                            3,260,276       (822,598)    (40,252,659)     1,088,724       9,458,819
Transfers for policy loans                                   (219,919)       (82,425)     (1,649,236)      (183,935)       (715,213)
Policy charges                                               (578,290)      (369,511)    (14,252,222)      (676,091)     (3,728,017)
Contract terminations:
   Surrender benefits                                        (698,825)      (568,990)    (17,348,532)      (872,913)     (5,266,566)
   Death benefits                                              (5,956)            --        (118,582)        (2,660)        (96,436)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              4,350,838       (483,943)    (44,246,139)     2,378,074      11,826,586
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            16,819,999     12,858,541     315,507,518     23,817,776     106,532,587
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $  22,893,828   $ 13,491,242   $ 283,360,147   $ 29,378,472   $ 123,293,260
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                     24,807,246     11,771,651     208,155,888     33,764,740      73,576,336
Contract purchase payments                                  3,833,510      1,238,459      19,345,376      4,221,840       8,387,879
Net transfers(1)                                            4,949,813       (708,890)    (26,067,435)     1,631,584       6,736,201
Transfers for policy loans                                   (323,602)       (75,810)     (1,085,057)      (253,014)       (490,154)
Policy charges                                               (939,768)      (346,675)     (9,744,610)    (1,051,564)     (2,723,940)
Contract terminations:
   Surrender benefits                                      (1,015,351)      (508,563)    (11,408,855)    (1,203,834)     (3,616,367)
   Death benefits                                              (8,005)            --         (77,772)        (3,852)        (66,660)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           31,303,843     11,370,172     179,117,535     37,105,900      81,803,295
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 19

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                                             CS             CS           FID VIP        FID VIP
                                                          CALVERT VS       MID-CAP        SM CAP        GRO & INC,      MID CAP,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                      SOCIAL BAL        CORE          CORE I         SERV CL        SERV CL
OPERATIONS

Investment income (loss) -- net                         $      81,396   $    (36,518)  $    (198,678)  $    531,679   $   1,229,001
Net realized gain (loss) on sales of investments               49,555        118,214        (593,843)       902,112         947,009
Distributions from capital gains                                   --             --              --             --              --
Net change in unrealized appreciation or
   depreciation of investments                                212,393        152,976         (66,915)     5,502,267      30,222,729
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                            343,344        234,672        (859,436)     6,936,058      32,398,739
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                  1,366,154        448,820       2,548,169     12,557,742      19,779,737
Net transfers(1)                                              902,950       (505,234)     (3,701,942)    (4,873,314)     15,902,890
Transfers for policy loans                                    (44,371)       (54,859)       (154,822)      (587,654)     (1,781,912)
Policy charges                                               (262,095)      (135,536)       (758,458)    (3,191,341)     (5,511,153)
Contract terminations:
   Surrender benefits                                        (281,007)      (133,354)       (987,824)    (4,344,646)     (7,987,070)
   Death benefits                                                  --         (4,095)           (647)       (79,181)        (92,372)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              1,681,631       (384,258)     (3,055,524)      (518,394)     20,310,120
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             6,265,718      4,200,220      24,490,954    105,038,053     174,046,758
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $   8,290,693   $  4,050,634   $  20,575,994   $111,455,717   $ 226,755,617
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                      6,330,422      4,635,972      19,785,739    110,690,227     101,848,406
Contract purchase payments                                  1,360,971        493,320       2,135,399     13,265,212      11,034,024
Net transfers(1)                                              900,866       (546,935)     (3,057,919)    (4,691,454)      9,034,485
Transfers for policy loans                                    (44,944)       (58,861)       (129,048)      (621,593)       (988,787)
Policy charges                                               (267,300)      (154,195)       (674,955)    (3,759,895)     (3,191,025)
Contract terminations:
   Surrender benefits                                        (280,169)      (145,213)       (823,415)    (4,585,001)     (4,417,814)
   Death benefits                                                  --         (4,674)           (508)       (83,085)        (49,550)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            7,999,846      4,219,414      17,235,293    110,214,411     113,269,739
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


20 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                             FID VIP      FTVIPT FRANK    FTVIPT FRANK     FTVIPT        GS VIT
                                                            OVERSEAS,   GLOBAL REAL EST,     SM CAP       TEMP FOR     MID CAP VAL,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                         SERV CL          CL 2         VAL, CL 2      SEC, CL 2        INST
OPERATIONS

Investment income (loss) -- net                         $    (138,044)  $        431,866  $    (58,805)  $   162,065   $   (315,596)
Net realized gain (loss) on sales of investments              241,279            262,080       137,118       242,252         60,720
Distributions from capital gains                              178,261          5,425,362       234,943            --     14,171,017
Net change in unrealized appreciation or
   depreciation of investments                              6,519,335          5,183,246     2,838,979     5,404,740        651,914
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                          6,800,831         11,302,554     3,152,235     5,809,057     14,568,055
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                  4,436,787         14,576,411     6,881,987     6,754,479     19,209,145
Net transfers(1)                                            3,791,589         11,358,562     8,811,748     6,197,862     26,285,694
Transfers for policy loans                                   (318,677)          (647,721)     (256,498)     (492,638)    (1,059,979)
Policy charges                                               (938,075)        (2,959,243)   (1,353,317)   (1,583,596)    (4,107,290)
Contract terminations:
   Surrender benefits                                      (1,273,231)        (3,505,426)   (1,612,298)   (2,086,981)    (4,677,299)
   Death benefits                                             (24,148)           (57,215)      (14,690)      (15,831)       (26,800)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              5,674,245         18,765,368    12,456,932     8,773,295     35,623,471
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            33,264,630         78,066,858    30,765,317    55,115,511    104,138,317
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $  45,739,706   $    108,134,780  $ 46,374,484   $69,697,863   $154,329,843
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                     38,347,067         35,478,689    16,639,770    49,329,797     52,198,512
Contract purchase payments                                  5,011,451          6,370,441     3,630,533     5,947,985      9,140,817
Net transfers(1)                                            4,246,345          5,028,715     4,722,482     5,650,999     12,579,212
Transfers for policy loans                                   (356,656)          (287,312)     (135,753)     (434,315)      (498,655)
Policy charges                                             (1,077,893)        (1,346,982)     (737,799)   (1,511,767)    (2,013,379)
Contract terminations:
   Surrender benefits                                      (1,423,991)        (1,520,540)     (843,646)   (1,834,886)    (2,213,082)
   Death benefits                                             (26,157)           (24,620)       (7,881)      (14,172)       (12,817)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           44,720,166         43,698,391    23,267,706    57,133,641     69,180,608
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 21

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
                                                       GS VIT         GS VIT       JANUS ASPEN     JANUS ASPEN    JANUS ASPEN
                                                     STRUCTD SM     STRUCTD U.S.   GLOBAL TECH,     INTL GRO,    MID CAP GRO,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                 CAP EQ, INST     EQ, INST         SERV           SERV           SERV
OPERATIONS

Investment income (loss) - net                     $     (80,610)  $      11,882   $    (68,490)  $      71,202  $    (100,860)
Net realized gain (loss) on sales of investments         332,529          44,652       (339,908)        230,860        (42,053)
Distributions from capital gains                       1,106,680              --             --              --             --
Net change in unrealized appreciation or
   depreciation of investments                          (755,148)      4,205,182      1,193,791       9,869,698      1,316,428
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       603,451       4,261,716        785,393      10,171,760      1,173,515
===============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                             1,343,273       9,582,014      1,296,063       4,719,498      1,414,958
Net transfers(1)                                        (685,206)     20,941,203       (675,232)      4,010,106     (1,168,436)
Transfers for policy loans                              (161,741)       (358,330)       (93,894)       (211,838)      (136,570)
Policy charges                                          (361,502)     (1,679,276)      (289,376)     (1,120,985)      (416,616)
Contract terminations:
   Surrender benefits                                   (370,210)     (1,768,647)      (242,423)     (1,309,111)      (416,132)
   Death benefits                                             --          (3,786)            --         (14,195)        (4,289)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (235,386)     26,713,178         (4,862)      6,073,475       (727,085)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       12,312,965      40,221,320      7,866,085      30,575,440     11,320,288
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  12,681,030   $  71,196,214   $  8,646,616   $  46,820,675  $  11,766,718
===============================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 8,325,275      44,938,620     20,792,838      41,780,696     22,148,968
Contract purchase payments                               909,475      10,808,494      3,461,878       5,995,671      2,726,449
Net transfers(1)                                        (469,868)     23,944,493     (1,913,671)      4,533,591     (2,261,685)
Transfers for policy loans                              (109,426)       (403,625)      (246,915)       (257,128)      (263,177)
Policy charges                                          (248,693)     (1,936,753)      (778,473)     (1,450,744)      (812,094)
Contract terminations:
   Surrender benefits                                   (250,131)     (1,990,414)      (641,610)     (1,654,075)      (792,709)
   Death benefits                                             --          (3,966)            --         (19,716)        (8,909)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       8,156,632      75,356,849     20,674,047      48,928,295     20,736,843
===============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


22 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                           LAZARD            MFS             MFS           PUT VT         PUT VT
                                                           RETIRE       INV GRO STOCK,     NEW DIS,       HI YIELD,    INTL NEW OPP,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                    INTL EQ, SERV       SERV CL        SERV CL         CL IB         CL IB
OPERATIONS

Investment income (loss) -- net                         $      42,486   $     (245,965)  $   (238,460)  $  1,291,368   $    (38,082)
Net realized gain (loss) on sales of investments              177,678           54,854        279,546        (20,469)       200,327
Distributions from capital gains                              590,809               --             --             --             --
Net change in unrealized appreciation or depreciation
   of investments                                           3,334,237        1,380,888        971,779       (893,802)     2,136,749
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               4,145,210        1,189,777      1,012,865        377,097      2,298,994
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                  6,598,106        5,339,100      4,567,634      1,777,450      1,730,493
Net transfers(1)                                            6,875,497        1,090,291     (5,182,341)      (726,853)       (91,840)
Transfers for policy loans                                   (310,164)        (174,188)      (115,491)           439       (134,934)
Policy charges                                             (1,169,315)      (1,137,714)      (970,876)      (531,426)      (409,262)
Contract terminations:
   Surrender benefits                                      (1,250,739)      (1,297,361)    (1,025,455)      (697,691)      (518,867)
   Death benefits                                              (2,099)          (9,109)        (5,421)           (31)        (4,344)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             10,741,286        3,811,019     (2,731,950)      (178,112)       571,246
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            31,308,757       30,398,128     28,605,085     17,974,997     12,977,353
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $  46,195,253   $   35,398,924   $ 26,886,000   $ 18,173,982   $ 15,847,593
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                     33,679,892       47,014,195     33,509,220     14,351,656     20,092,541
Contract purchase payments                                  7,047,768        8,345,158      5,542,525      1,414,825      2,534,931
Net transfers(1)                                            7,546,331        1,776,691     (6,231,071)      (546,087)      (133,748)
Transfers for policy loans                                   (329,996)        (268,717)      (135,583)           706       (196,028)
Policy charges                                             (1,299,782)      (1,821,310)    (1,191,434)      (463,322)      (623,039)
Contract terminations:
   Surrender benefits                                      (1,325,487)      (2,028,071)    (1,229,319)      (555,254)      (752,940)
   Death benefits                                              (2,202)         (15,054)        (6,341)           (24)        (5,885)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           45,316,524       53,002,892     30,257,997     14,202,500     20,915,832
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 23

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                            PUT VT         PUT VT
                                                           NEW OPP,         VISTA,          RVS VP         RVS VP         RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                        CL IA           CL IB            BAL         CASH MGMT       DIV BOND
OPERATIONS

Investment income (loss) -- net                         $  (1,078,619)  $     (115,456)  $  5,863,563   $  1,318,836   $  3,742,860
Net realized gain (loss) on sales of investments          (16,374,697)          67,060      3,079,601              4         36,410
Distributions from capital gains                                   --               --     10,130,895             --             --
Net change in unrealized appreciation or depreciation
   of investments                                          35,089,024        1,417,202     (9,049,004)           117     (2,189,148)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              17,635,708        1,368,806     10,025,055      1,318,957      1,590,122
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                 22,722,180        1,862,973     29,823,020     38,345,414     18,982,840
Net transfers(1)                                          (31,679,029)      (1,798,226)   (22,412,926)   (28,861,408)    15,488,786
Transfers for policy loans                                 (1,092,698)        (100,258)      (759,653)       327,932       (535,497)
Policy charges                                            (10,251,942)        (440,230)   (22,462,442)   (11,123,015)    (8,295,431)
Contract terminations:
   Surrender benefits                                     (12,226,617)        (458,989)   (23,256,888)    (6,640,080)    (6,573,552)
   Death benefits                                            (100,919)           4,770       (782,409)      (187,092)      (300,352)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (32,629,025)        (929,960)   (39,851,298)    (8,138,249)    18,766,794
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           218,800,204       12,897,761    364,764,947     84,209,007    124,277,389
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 203,806,887   $   13,336,607   $334,938,704   $ 77,389,715   $144,634,305
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                    175,130,444       20,265,481    382,278,637     79,776,323     97,306,508
Contract purchase payments                                 18,013,833        2,876,981     31,236,675     36,052,366     14,684,698
Net transfers(1)                                          (24,983,486)      (2,741,588)   (22,236,123)   (27,027,062)    12,175,600
Transfers for policy loans                                   (862,034)        (151,701)      (815,399)       312,665       (416,937)
Policy charges                                             (8,370,734)        (688,054)   (24,737,196)   (10,587,743)    (6,646,655)
Contract terminations:
   Surrender benefits                                      (9,653,493)        (714,581)   (24,186,961)    (6,265,409)    (5,141,202)
   Death benefits                                             (78,989)           7,631       (762,095)      (185,328)      (263,472)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          149,195,541       18,854,169    340,777,538     72,075,812    111,698,540
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


24 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
                                                            RVS VP          RVS VP         RVS VP         RVS VP        RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                      DIV EQ INC       EMER MKTS     GLOBAL BOND        GRO       HI YIELD BOND
OPERATIONS

Investment income (loss) -- net                         $    1,422,767   $   (136,721)  $    859,306   $   (213,090)  $   3,651,391
Net realized gain (loss) on sales of investments               281,517         37,613          7,317          6,913          93,199
Distributions from capital gains                             9,590,522      1,354,166        148,958             --              --
Net change in unrealized appreciation or
   depreciation of investments                              15,131,131      5,149,275     (2,723,991)     3,602,328      (1,676,178)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               26,425,937      6,404,333     (1,708,410)     3,396,151       2,068,412
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                  32,401,686      3,510,168      5,060,066      7,446,282      10,919,683
Net transfers(1)                                            73,540,472     12,459,194     10,161,700     26,568,795       6,972,252
Transfers for policy loans                                  (1,382,698)      (233,940)      (178,691)      (268,887)       (435,981)
Policy charges                                              (6,906,281)      (605,118)    (1,084,635)    (1,405,048)     (2,633,044)
Contract terminations:
   Surrender benefits                                       (7,019,193)      (456,200)      (935,492)    (1,340,293)     (2,063,721)
   Death benefits                                              (96,363)            --         (2,793)       (17,470)         (6,319)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              90,537,623     14,674,104     13,020,155     30,983,379      12,752,870
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            148,035,444     10,528,763     23,095,945     31,848,313      58,610,608
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $  264,999,004   $ 31,607,200   $ 34,407,690   $ 66,227,843   $  73,431,890
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                     112,731,005      8,666,322     15,431,794     63,794,564      47,909,820
Contract purchase payments                                  23,774,412      2,614,608      3,507,019     14,530,107       8,841,985
Net transfers(1)                                            54,292,572      9,306,801      7,057,099     50,913,369       5,762,323
Transfers for policy loans                                  (1,008,633)      (174,210)      (124,422)      (522,019)       (353,017)
Policy charges                                              (5,209,351)      (457,986)      (804,066)    (2,820,643)     (2,260,838)
Contract terminations:
   Surrender benefits                                       (5,115,785)      (336,011)      (648,416)    (2,618,526)     (1,670,348)
   Death benefits                                              (70,566)            --         (1,923)       (32,537)         (5,109)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           179,393,654     19,619,524     24,417,085    123,244,315      58,224,816
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 25

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                            RVS VP          RVS VP         RVS VP      RVS VP SHORT      RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                       INTL OPP        LG CAP EQ       S&P 500       DURATION      SM CAP ADV
OPERATIONS

Investment income (loss) -- net                         $    1,024,618   $  1,133,316   $    271,231   $    934,514   $    (273,578)
Net realized gain (loss) on sales of investments             2,311,753      5,812,820        345,254       (150,750)        480,687
Distributions from capital gains                                    --             --        142,806             --       4,075,215
Net change in unrealized appreciation or
   depreciation of investments                              21,861,713     19,215,911      1,291,038       (474,923)     (3,009,775)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               25,198,084     26,162,047      2,050,329        308,841       1,272,549
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                  18,914,971     53,638,214      8,617,286      8,334,599       4,611,411
Net transfers(1)                                            (5,911,194)   (60,115,779)     2,721,656     (4,242,619)       (786,511)
Transfers for policy loans                                  (1,152,132)    (1,930,390)      (286,664)       (92,068)       (146,235)
Policy charges                                              (9,694,110)   (33,013,666)    (1,990,192)    (3,285,901)     (1,043,242)
Contract terminations:
   Surrender benefits                                      (12,217,346)   (35,202,694)    (1,975,912)    (2,220,506)       (846,866)
   Death benefits                                              (79,370)      (445,843)       (34,892)      (258,840)          1,959
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (10,139,181)   (77,070,158)     7,051,282     (1,765,335)      1,790,516
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            203,065,914    562,233,865     49,584,159     47,973,578      29,099,225
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $  218,124,817   $511,325,754   $ 58,685,770   $ 46,517,084   $  32,162,290
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                     279,405,246    782,401,975     59,186,174     40,583,518      22,286,255
Contract purchase payments                                  25,683,630     74,088,657     10,310,064      6,980,554       3,567,137
Net transfers(1)                                            (7,310,195)   (81,258,260)     3,369,241     (3,455,035)       (566,866)
Transfers for policy loans                                  (1,548,518)    (2,617,073)      (340,381)       (67,489)       (113,290)
Policy charges                                             (13,625,001)   (47,436,395)    (2,429,494)    (2,873,915)       (811,062)
Contract terminations:
   Surrender benefits                                      (16,535,295)   (48,411,243)    (2,354,113)    (1,887,145)       (654,136)
   Death benefits                                             (107,934)      (527,589)       (42,084)      (255,395)          1,834
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           265,961,933    676,240,072     67,699,407     39,025,093      23,709,872
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


26 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                        --------------------------------------------------------------------
                                                            ROYCE
                                                          MICRO-CAP,       THIRD AVE           WANGER           WANGER
YEAR ENDED DEC. 31, 2005 (CONTINUED)                      INVEST CL           VAL           INTL SM CAP       U.S. SM CO
OPERATIONS

Investment income (loss) -- net                         $     (364,184)  $      540,684   $        (6,873)  $     (963,377)
Net realized gain (loss) on sales of investments             1,926,571        1,166,599            45,917           78,766
Distributions from capital gains                             1,668,071        2,746,814                --               --
Net change in unrealized appreciation or depreciation
   of investments                                            7,186,377       12,457,840        14,784,043       12,129,278
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               10,416,835       16,911,937        14,823,087       11,244,667
============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                  11,258,197       12,452,510        12,945,984       19,513,102
Net transfers(1)                                            (9,333,498)       4,801,030        20,260,250       16,784,058
Transfers for policy loans                                    (848,943)      (1,088,946)         (851,948)        (699,517)
Policy charges                                              (3,068,822)      (3,643,602)       (2,293,484)      (3,547,287)
Contract terminations:
   Surrender benefits                                       (4,165,130)      (4,891,846)       (2,567,360)      (3,582,978)
   Death benefits                                             (109,975)         (68,975)          (13,848)         (29,966)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (6,268,171)       7,560,171        27,479,594       28,437,412
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            103,546,114      117,961,095        56,599,547       89,904,243
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $  107,694,778   $  142,433,203   $    98,902,228   $  129,586,322
============================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                      48,764,417       55,868,782        60,059,142       56,161,569
Contract purchase payments                                   5,321,615        5,727,432        12,757,563       11,874,060
Net transfers(1)                                            (4,350,143)       2,264,820        19,956,936       10,243,231
Transfers for policy loans                                    (400,612)        (496,716)         (832,515)        (424,888)
Policy charges                                              (1,479,875)      (1,730,138)       (2,284,498)      (2,243,487)
Contract terminations:
   Surrender benefits                                       (1,951,153)      (2,221,060)       (2,507,180)      (2,174,868)
   Death benefits                                              (51,895)         (31,992)          (12,528)         (18,183)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            45,852,354       59,381,128        87,136,920       73,417,434
============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 27

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

On Dec. 31, 2006, American Enterprise Life Insurance Company and one of its affiliates, American Partners Life Insurance Company, merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company (RiverSource Life). This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the benefits under your policy.

RiverSource Variable Life Separate Account (previously IDS Life Variable Life Separate Account) (the Variable Account) was established under Minnesota law as a segregated asset account of RiverSource Life. The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Variable Account is used as a funding vehicle for RiverSource(R) Variable Second-To-Die Life Insurance policies issued by RiverSource Life.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT                            FUND
------------------------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I                AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Dev, Ser I                 AIM V.I. Capital Development Fund, Series I Shares
AIM VI Core Eq, Ser I                 AIM V.I. Core Equity Fund, Series I Shares
AC VP Intl, Cl I                      American Century VP International, Class I
AC VP Val, Cl I                       American Century VP Value, Class I
Calvert VS Social Bal                 Calvert Variable Series, Inc. Social Balanced Portfolio
CS Mid-Cap Core                       Credit Suisse Trust - Mid-Cap Core Portfolio (previously Credit Suisse Trust -
                                      Mid-Cap Growth Portfolio)
CS Sm Cap Core I                      Credit Suisse Trust - Small Cap Core I Portfolio (previously Credit Suisse Trust - Small
                                      Cap Growth Portfolio)
Fid VIP Gro & Inc, Serv Cl            Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl              Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl             Fidelity(R) VIP Overseas Portfolio Service Class
FTVIPT Frank Global Real Est, Cl 2    FTVIPT Franklin Global Real Estate Securities Fund - Class 2 (previously FTVIPT Franklin
                                      Real Estate Fund - Class 2)
FTVIPT Frank Sm Cap Val, Cl 2         FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2             FTVIPT Templeton Foreign Securities Fund - Class 2
GS VIT Mid Cap Val, Inst              Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Structd Sm Cap Eq, Inst        Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst          Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares
Janus Aspen Global Tech, Serv         Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Intl Gro, Serv            Janus Aspen Series International Growth Portfolio: Service Shares
Janus Aspen Mid Cap Gro, Serv         Janus Aspen Series Mid Cap Growth Portfolio: Service Shares
Lazard Retire Intl Eq, Serv           Lazard Retirement International Equity Portfolio - Service Shares
MFS Inv Gro Stock, Serv Cl            MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl                  MFS(R) New Discovery Series - Service Class
Put VT Hi Yield, Cl IB                Putnam VT High Yield Fund - Class IB Shares
Put VT Intl New Opp, Cl IB            Putnam VT International New Opportunities Fund - Class IB Shares
Put VT New Opp, Cl IA                 Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                   Putnam VT Vista Fund - Class IB Shares
RVS VP Bal                            RiverSource(R) Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt                      RiverSource(R) Variable Portfolio - Cash Management Fund
RVS VP Div Bond                       RiverSource(R) Variable Portfolio - Diversified Bond Fund
RVS VP Div Eq Inc                     RiverSource(R) Variable Portfolio - Diversified Equity Income Fund
RVS VP Emer Mkts                      RiverSource(R) Variable Portfolio - Emerging Markets Fund
RVS VP Global Bond                    RiverSource(R) Variable Portfolio - Global Bond Fund
RVS VP Gro                            RiverSource(R) Variable Portfolio - Growth Fund
RVS VP Hi Yield Bond                  RiverSource(R) Variable Portfolio - High Yield Bond Fund
RVS VP Intl Opp                       RiverSource(R) Variable Portfolio - International Opportunity Fund
RVS VP Lg Cap Eq                      RiverSource(R) Variable Portfolio - Large Cap Equity Fund(1)
RVS VP Mid Cap Gro                    RiverSource(R) Variable Portfolio - Mid Cap Growth Fund(2)
RVS VP S&P 500                        RiverSource(R) Variable Portfolio - S&P 500 Index Fund
RVS VP Short Duration                 RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund
RVS VP Sm Cap Adv                     RiverSource(R) Variable Portfolio - Small Cap Advantage Fund
Royce Micro-Cap, Invest Cl            Royce Micro-Cap Portfolio - Investment Class
------------------------------------------------------------------------------------------------------------------------------


28 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

SUBACCOUNT                                 FUND
-------------------------------------------------------------------------
Third Ave Val                              Third Avenue Value Portfolio
Wanger Intl Sm Cap                         Wanger International Small Cap
Wanger U.S. Sm Co                          Wanger U.S. Smaller Companies
-------------------------------------------------------------------------

(1)   RiverSource(R) Variable Portfolio - New Dimensions Fund(R) merged into
      RiverSource(R) Variable Portfolio - Large Cap Equity Fund on March 17,
      2006.

(2)   RiverSource(R) Variable Portfolio - Strategy Aggressive Fund merged into
      RiverSource(R) Variable Portfolio - Mid Cap Growth Fund on March 17,
      2006.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as the distributor of the RiverSource(R) Variable Second-To-Die Life Insurance Policy.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

FEDERAL INCOME TAXES

RiverSource Life is taxed as a life insurance company. The Variable Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Variable Account for federal income taxes. RiverSource Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

RiverSource Life makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse RiverSource Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month RiverSource Life deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge an administrative charge or a death benefit guarantee charge.

Additional information can be found in the product's prospectus.


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2006 ANNUAL REPORT 29

5. SURRENDER CHARGES

RiverSource Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product's prospectus. Charges by RiverSource Life for surrenders are not identified on an individual segregated asset account basis. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from surrender benefits paid by RiverSource Life.

6. RELATED PARTY TRANSACTIONS

Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life, in its capacity as investment manager for the following RiverSource(R) Variable Portfolio Funds shown in the table below. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

                                                                                CURRENT PERCENTAGE       PERCENTAGE RANGE
FUND                                                                                   RANGE          PRIOR TO MARCH 1, 2006
----------------------------------------------------------------------------------------------------------------------------
RiverSource(R) Variable Portfolio - Balanced Fund                                 0.530% to 0.350%        0.630% to 0.550%
RiverSource(R) Variable Portfolio - Cash Management Fund                          0.330% to 0.150%        0.510% to 0.440%
RiverSource(R) Variable Portfolio - Diversified Bond Fund                         0.480% to 0.290%        0.610% to 0.535%
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund                0.600% to 0.375%        0.560% to 0.470%
RiverSource(R) Variable Portfolio - Emerging Markets Fund                         1.100% to 0.900%        1.170% to 1.095%
RiverSource(R) Variable Portfolio - Global Bond Fund                              0.720% to 0.520%        0.840% to 0.780%
RiverSource(R) Variable Portfolio - Growth Fund                                   0.600% to 0.375%        0.630% to 0.570%
RiverSource(R) Variable Portfolio - High Yield Bond Fund                          0.590% to 0.360%        0.620% to 0.545%
RiverSource(R) Variable Portfolio - International Opportunity Fund                0.800% to 0.570%        0.870% to 0.795%
RiverSource(R) Variable Portfolio - Large Cap Equity Fund                         0.600% to 0.375%        0.630% to 0.570%
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                           0.700% to 0.475%        0.650% to 0.560%
RiverSource(R) Variable Portfolio - S&P 500 Index Fund                            0.220% to 0.120%        0.290% to 0.260%
RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund           0.480% to 0.250%        0.610% to 0.535%
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                      0.790% to 0.665%        0.790% to 0.650%
----------------------------------------------------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. The maximum performance incentive adjustment is 0.08% for RiverSource(R) Variable Portfolio - Balanced Fund and is 0.12% for the following Funds:

RiverSource(R) Variable Portfolio - Diversified Equity Income Fund RiverSource(R) Variable Portfolio - Emerging Markets Fund
RiverSource(R) Variable Portfolio - Growth Fund
RiverSource(R) Variable Portfolio - International Opportunity Fund RiverSource(R) Variable Portfolio - Large Cap Equity Fund
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund

Effective March 1, 2006, the Funds entered into a separate transfer agent agreement with RiverSource Service Corporation. The fee under this agreement for all RiverSource(R) Variable Portfolio Funds is an annual rate of 0.06% of average daily net assets. Previously these transfer agent fees were included in the Investment Management Services Agreement. Although the management fee schedules vary by each Fund, this change decreases the management fee rate between 0.03% and 0.15% of average daily net assets.

Effective Jan. 1, 2007, the Funds have an agreement with RiverSource Distributors, Inc. for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays RiverSource Distributors, Inc. a fee at an annual rate of up to 0.125% of each Fund's average daily net assets. Prior to Jan. 1, 2007, the Funds had an agreement with RiverSource Life for distribution services, and under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid RiverSource Life a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.


30 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

The following RiverSource(R) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

                                                                                CURRENT PERCENTAGE       PERCENTAGE RANGE
FUND                                                                                  RANGE           PRIOR TO OCT. 1, 2005
---------------------------------------------------------------------------------------------------------------------------
RiverSource(R) Variable Portfolio - Balanced Fund                                 0.060% to 0.030%        0.040% to 0.020%
RiverSource(R) Variable Portfolio - Cash Management Fund                          0.060% to 0.030%        0.030% to 0.020%
RiverSource(R) Variable Portfolio - Diversified Bond Fund                         0.070% to 0.040%        0.050% to 0.025%
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund                0.060% to 0.030%        0.040% to 0.020%
RiverSource(R) Variable Portfolio - Emerging Markets Fund                         0.080% to 0.050%        0.100% to 0.050%
RiverSource(R) Variable Portfolio - Global Bond Fund                              0.080% to 0.050%        0.060% to 0.040%
RiverSource(R) Variable Portfolio - Growth Fund                                   0.060% to 0.030%        0.050% to 0.030%
RiverSource(R) Variable Portfolio - High Yield Bond Fund                          0.070% to 0.040%        0.050% to 0.025%
RiverSource(R) Variable Portfolio - International Opportunity Fund                0.080% to 0.050%        0.060% to 0.035%
RiverSource(R) Variable Portfolio - Large Cap Equity Fund                         0.060% to 0.030%        0.050% to 0.030%
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                           0.060% to 0.030%        0.060% to 0.030%
RiverSource(R) Variable Portfolio - S&P 500 Index Fund                            0.060% to 0.030%        0.080% to 0.065%
RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund           0.070% to 0.040%        0.050% to 0.025%
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                      0.080% to 0.050%        0.060% to 0.035%
---------------------------------------------------------------------------------------------------------------------------

The RiverSource(R) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2006 were as follows:

SUBACCOUNT                           FUND                                                                            PURCHASES
------------------------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I               AIM V.I. Capital Appreciation Fund, Series I Shares                          $  6,407,020
AIM VI Cap Dev, Ser I                AIM V.I. Capital Development Fund, Series I Shares                              2,421,009
AIM VI Core Eq, Ser I                AIM V.I. Core Equity Fund, Series I Shares                                      3,794,869
AC VP Intl, Cl I                     American Century VP International, Class I                                      5,033,811
AC VP Val, Cl I                      American Century VP Value, Class I                                             17,844,066
Calvert VS Social Bal                Calvert Variable Series, Inc. Social Balanced Portfolio                         2,733,589
CS Mid-Cap Core                      Credit Suisse Trust - Mid-Cap Core Portfolio                                      449,304
CS Sm Cap Core I                     Credit Suisse Trust - Small Cap Core I Portfolio                                  655,488
Fid VIP Gro & Inc, Serv Cl           Fidelity(R) VIP Growth & Income Portfolio Service Class                         8,912,185
Fid VIP Mid Cap, Serv Cl             Fidelity(R) VIP Mid Cap Portfolio Service Class                                44,250,928
Fid VIP Overseas, Serv Cl            Fidelity(R) VIP Overseas Portfolio Service Class                                8,756,112
FTVIPT Frank Global Real Est, Cl 2   FTVIPT Franklin Global Real Estate Securities Fund - Class 2                   25,170,144
FTVIPT Frank Sm Cap Val, Cl 2        FTVIPT Franklin Small Cap Value Securities Fund - Class 2                      12,907,777
FTVIPT Temp For Sec, Cl 2            FTVIPT Templeton Foreign Securities Fund - Class 2                              4,237,281
GS VIT Mid Cap Val, Inst             Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares                    39,374,396
GS VIT Structd Sm Cap Eq, Inst       Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares       1,852,845
GS VIT Structd U.S. Eq, Inst         Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares           23,909,170
Janus Aspen Global Tech, Serv        Janus Aspen Series Global Technology Portfolio: Service Shares                  1,828,161
Janus Aspen Intl Gro, Serv           Janus Aspen Series International Growth Portfolio: Service Shares              28,269,098
Janus Aspen Mid Cap Gro, Serv        Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                       978,404
Lazard Retire Intl Eq, Serv          Lazard Retirement International Equity Portfolio, Service Shares                6,509,388
MFS Inv Gro Stock, Serv Cl           MFS(R) Investors Growth Stock Series - Service Class                            4,004,735
MFS New Dis, Serv Cl                 MFS(R) New Discovery Series - Service Class                                     1,883,837
Put VT Hi Yield, Cl IB               Putnam VT High Yield Fund - Class IB Shares                                     3,555,690
Put VT Intl New Opp, Cl IB           Putnam VT International New Opportunities Fund - Class IB Shares                2,237,522
Put VT New Opp, Cl IA                Putnam VT New Opportunities Fund - Class IA Shares                              2,419,953
Put VT Vista, Cl IB                  Putnam VT Vista Fund - Class IB Shares                                            883,247
RVS VP Bal                           RiverSource(R) Variable Portfolio - Balanced Fund                              29,715,625
RVS VP Cash Mgmt                     RiverSource(R) Variable Portfolio - Cash Management Fund                       42,918,132
RVS VP Div Bond                      RiverSource(R) Variable Portfolio - Diversified Bond Fund                      41,091,936
RVS VP Div Eq Inc                    RiverSource(R) Variable Portfolio - Diversified Equity Income Fund            132,825,394
RVS VP Emer Mkts                     RiverSource(R) Variable Portfolio - Emerging Markets Fund                      20,115,185
RVS VP Global Bond                   RiverSource(R) Variable Portfolio - Global Bond Fund                           11,351,291
RVS VP Gro                           RiverSource(R) Variable Portfolio - Growth Fund                                29,260,317
RVS VP Hi Yield Bond                 RiverSource(R) Variable Portfolio - High Yield Bond Fund                       22,169,413
RVS VP Intl Opp                      RiverSource(R) Variable Portfolio - International Opportunity Fund              8,608,364
------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 31

SUBACCOUNT                    FUND                                                                                   PURCHASES
---------------------------------------------------------------------------------------------------------------------------------
RVS VP Lg Cap Eq              RiverSource(R) Variable Portfolio - Large Cap Equity Fund                            $ 133,686,966
RVS VP Mid Cap Gro            RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                                 10,905,882
RVS VP S&P 500                RiverSource(R) Variable Portfolio - S&P 500 Index Fund                                   5,015,343
RVS VP Short Duration         RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund                 10,300,568
RVS VP Sm Cap Val             RiverSource(R) Variable Portfolio - Small Cap Value Fund                                 6,046,958
Royce Micro-Cap, Invest Cl    Royce Micro-Cap Portfolio - Investment Class                                            11,563,487
Third Ave Val                 Third Avenue Value Portfolio                                                            14,527,494
Wanger Intl Sm Cap            Wanger International Small Cap                                                          23,264,717
Wanger U.S. Sm Co             Wanger U.S. Smaller Companies                                                           25,320,720
---------------------------------------------------------------------------------------------------------------------------------

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2006:

                                                 AIM VI             AIM VI            AIM VI          AC VP           AC VP
                                                CAP APPR,          CAP DEV,          CORE EQ,         INTL,            VAL,
PRICE LEVEL                                       SER I              SER I            SER I            CL I            CL I
                                              -----------------------------------------------------------------------------------
0.65%                                             $   --            $   --            $   --          $   --          $   --
0.90%                                               0.77              1.37              1.83            0.98            1.77
---------------------------------------------------------------------------------------------------------------------------------

                                                                      CS                CS           FID VIP          FID VIP
                                                CALVERT VS          MID-CAP           SM CAP        GRO & INC,       MID CAP,
PRICE LEVEL                                     SOCIAL BAL           CORE             CORE I         SERV CL          SERV CL
                                              -----------------------------------------------------------------------------------
0.65%                                             $   --            $   --            $   --          $   --          $   --
0.90%                                               1.12              0.97              1.24            1.13            2.23
---------------------------------------------------------------------------------------------------------------------------------

                                                 FID VIP         FTVIPT FRANK      FTVIPT FRANK       FTVIPT          GS VIT
                                                OVERSEAS,      GLOBAL REAL EST,    SM CAP VAL,       TEMP FOR      MID CAP VAL,
PRICE LEVEL                                      SERV CL             CL 2              CL 2         SEC, CL 2          INST
                                              -----------------------------------------------------------------------------------
0.65%                                             $   --            $   --            $   --          $   --          $   --
0.90%                                               1.20              2.96              2.31            1.47            2.57
---------------------------------------------------------------------------------------------------------------------------------

                                                 GS VIT             GS VIT         JANUS ASPEN     JANUS ASPEN      JANUS ASPEN
                                               STRUCTD SM        STRUCTD U.S.      GLOBAL TECH,     INTL GRO,      MID CAP GRO,
PRICE LEVEL                                   CAP EQ, INST         EQ, INST            SERV            SERV            SERV
                                              -----------------------------------------------------------------------------------
0.65%                                             $   --            $   --            $   --          $   --          $   --
0.90%                                               1.73              1.06              0.45            1.39            0.64
---------------------------------------------------------------------------------------------------------------------------------

                                                 LAZARD               MFS              MFS            PUT VT          PUT VT
                                                 RETIRE         INV GRO STOCK,       NEW DIS,       HI YIELD,      INTL NEW OPP,
PRICE LEVEL                                   INTL EQ, SERV         SERV CL          SERV CL          CL IB            CL IB
                                              -----------------------------------------------------------------------------------
0.65%                                             $   --            $   --            $   --          $   --          $   --
0.90%                                               1.24              0.71              0.99            1.40            0.95
---------------------------------------------------------------------------------------------------------------------------------

                                                 PUT VT             PUT VT
                                                NEW OPP,            VISTA,            RVS VP          RVS VP          RVS VP
PRICE LEVEL                                       CL IA              CL IB             BAL          CASH MGMT        DIV BOND
                                              -----------------------------------------------------------------------------------
0.65%                                             $   --            $   --            $ 1.27          $ 1.06          $ 1.09
0.90%                                              1.47               0.74              1.11            1.11            1.35
---------------------------------------------------------------------------------------------------------------------------------

                                                 RVS VP             RVS VP            RVS VP          RVS VP          RVS VP
PRICE LEVEL                                    DIV EQ INC          EMER MKTS       GLOBAL BOND         GRO         HI YIELD BOND
                                              -----------------------------------------------------------------------------------
0.65%                                             $   --            $   --            $   --          $   --          $   --
0.90%                                               1.75              2.14              1.49            0.59            1.39
---------------------------------------------------------------------------------------------------------------------------------

                                                 RVS VP             RVS VP            RVS VP          RVS VP          RVS VP
PRICE LEVEL                                     INTL OPP           LG CAP EQ       MID CAP GRO       S&P 500      SHORT DURATION
                                              -----------------------------------------------------------------------------------
0.65%                                             $   --            $ 1.29            $   --          $   --          $ 1.05
0.90%                                               1.01              0.86              1.22            0.99            1.24
---------------------------------------------------------------------------------------------------------------------------------

                                                                    ROYCE
                                                  RVS VP          MICRO-CAP,         THIRD AVE        WANGER          WANGER
PRICE LEVEL                                     SM CAP ADV         INVEST CL            VAL        INTL SM CAP      U.S. SM CO
                                              -----------------------------------------------------------------------------------
0.65%                                             $   --            $   --            $   --          $   --          $   --
0.90%                                               1.50              2.82              2.75            1.54            1.89
---------------------------------------------------------------------------------------------------------------------------------


32 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

The following is a summary of units outstanding at Dec. 31, 2006:

                                                 AIM VI             AIM VI            AIM VI          AC VP           AC VP
                                                CAP APPR,          CAP DEV,          CORE EQ,         INTL,            VAL,
PRICE LEVEL                                       SER I              SER I            SER I            CL I            CL I
                                              -----------------------------------------------------------------------------------
0.65%                                                   --                --                 --             --              --
0.90%                                           37,569,229        12,065,210        156,091,257     40,452,688      78,931,020
---------------------------------------------------------------------------------------------------------------------------------
Total                                           37,569,229        12,065,210        156,091,257     40,452,688      78,931,020
---------------------------------------------------------------------------------------------------------------------------------

                                                                      CS                CS           FID VIP          FID VIP
                                               CALVERT VS           MID-CAP           SM CAP        GRO & INC,        MID CAP,
PRICE LEVEL                                    SOCIAL BAL            CORE             CORE I         SERV CL          SERV CL
                                              -----------------------------------------------------------------------------------
0.65%                                                   --                --                 --             --              --
0.90%                                            9,149,146         3,629,809         15,010,264    106,777,854     117,429,551
---------------------------------------------------------------------------------------------------------------------------------
Total                                            9,149,146         3,629,809         15,010,264    106,777,854     117,429,551
---------------------------------------------------------------------------------------------------------------------------------

                                                 FID VIP         FTVIPT FRANK     FTVIPT FRANK        FTVIPT          GS VIT
                                                OVERSEAS,      GLOBAL REAL EST,    SM CAP VAL,       TEMP FOR      MID CAP VAL,
PRICE LEVEL                                      SERV CL             CL 2              CL 2         SEC, CL 2          INST
                                              -----------------------------------------------------------------------------------
0.65%                                                   --                --                --             --              --
0.90%                                           50,737,544        47,652,069        27,835,133     54,981,278      75,766,871
---------------------------------------------------------------------------------------------------------------------------------
Total                                           50,737,544        47,652,069        27,835,133     54,981,278      75,766,871
---------------------------------------------------------------------------------------------------------------------------------

                                                 GS VIT             GS VIT         JANUS ASPEN     JANUS ASPEN      JANUS ASPEN
                                               STRUCTD SM        STRUCTD U.S.      GLOBAL TECH,     INTL GRO,      MID CAP GRO,
PRICE LEVEL                                   CAP EQ, INST         EQ, INST            SERV            SERV            SERV
                                              -----------------------------------------------------------------------------------
0.65%                                                   --                --                --              --              --
0.90%                                            7,434,135         98,747,685        22,804,909      72,265,404      19,593,222
---------------------------------------------------------------------------------------------------------------------------------
Total                                            7,434,135         98,747,685        22,804,909      72,265,404      19,593,222
---------------------------------------------------------------------------------------------------------------------------------

                                                 LAZARD               MFS              MFS             PUT            PUT VT
                                                 RETIRE         INV GRO STOCK,       NEW DIS,       HI YIELD,      INTL NEW OPP,
PRICE LEVEL                                   INTL EQ, SERV         SERV CL          SERV CL          CL IB            CL IB
                                              -----------------------------------------------------------------------------------
0.65%                                                   --                --                --              --              --
0.90%                                           45,558,102        55,084,368        28,100,366      13,794,780      21,523,588
---------------------------------------------------------------------------------------------------------------------------------
Total                                           45,558,102        55,084,368        28,100,366      13,794,780      21,523,588
---------------------------------------------------------------------------------------------------------------------------------

                                                 PUT VT             PUT VT
                                                NEW OPP,            VISTA,           RVS VP          RVS VP           RVS VP
PRICE LEVEL                                      CL IA              CL IB              BAL          CASH MGMT        DIV BOND
                                              -----------------------------------------------------------------------------------
0.65%                                                   --                --        10,976,889         892,031        2,124,670
0.90%                                          131,291,630        17,846,450       292,612,557      86,253,692      134,728,360
---------------------------------------------------------------------------------------------------------------------------------
Total                                          131,291,630        17,846,450       303,589,446      87,145,723      136,853,030
---------------------------------------------------------------------------------------------------------------------------------

                                                 RVS VP             RVS VP            RVS VP          RVS VP          RVS VP
PRICE LEVEL                                    DIV EQ INC          EMER MKTS       GLOBAL BOND         GRO         HI YIELD BOND
                                              -----------------------------------------------------------------------------------
0.65%                                                   --                --                --              --              --
0.90%                                          243,400,152        26,416,401        30,512,415     171,986,020      68,954,520
---------------------------------------------------------------------------------------------------------------------------------
Total                                          243,400,152        26,416,401        30,512,415     171,986,020      68,954,520
---------------------------------------------------------------------------------------------------------------------------------

                                                 RVS VP             RVS VP            RVS VP          RVS VP          RVS VP
PRICE LEVEL                                     INTL OPP           LG CAP EQ       MID CAP GRO       S&P 500      SHORT DURATION
                                              -----------------------------------------------------------------------------------
0.65%                                                   --          3,622,432               --              --       1,507,272
0.90%                                          247,038,370        719,101,239       11,365,575      66,546,361      39,582,892
---------------------------------------------------------------------------------------------------------------------------------
Total                                          247,038,370        722,723,671       11,365,575      66,546,361      41,090,164
---------------------------------------------------------------------------------------------------------------------------------

                                                                     ROYCE
                                                 RVS VP           MICRO-CAP,        THIRD AVE         WANGER          WANGER
PRICE LEVEL                                    SM CAP ADV          INVEST CL           VAL         INTL SM CAP      U.S. SM CO
                                              -----------------------------------------------------------------------------------
0.65%                                                  --                 --                --              --              --
0.90%                                          23,068,555         45,185,958        58,081,098     103,942,527      83,149,165
---------------------------------------------------------------------------------------------------------------------------------
Total                                          23,068,555         45,185,958        58,081,098     103,942,527      83,149,165
---------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 33

The following is a summary of net assets at Dec. 31, 2006:

                                                        AIM VI         AIM VI           AIM VI         AC VP           AC VP
                                                       CAP APPR,      CAP DEV,         CORE EQ,        INTL,           VAL,
PRICE LEVEL                                             SER I          SER I            SER I          CL I            CL I
                                                    -----------------------------------------------------------------------------
0.65%                                               $          --   $          --   $          --   $         --   $          --
0.90%                                                  28,945,583      16,531,445     285,600,108     39,686,483     139,892,546
---------------------------------------------------------------------------------------------------------------------------------
Total                                               $  28,945,583   $  16,531,445   $ 285,600,108   $ 39,686,483   $ 139,892,546
---------------------------------------------------------------------------------------------------------------------------------

                                                                         CS               CS           FID VIP        FID VIP
                                                      CALVERT VS       MID-CAP          SM CAP        GRO & INC,      MID CAP,
PRICE LEVEL                                           SOCIAL BAL        CORE            CORE I         SERV CL        SERV CL
                                                    -----------------------------------------------------------------------------
0.65%                                               $          --   $          --   $          --   $         --   $          --
0.90%                                                  10,221,228       3,518,847      18,606,267    120,938,469     262,314,892
---------------------------------------------------------------------------------------------------------------------------------
Total                                               $  10,221,228   $   3,518,847   $  18,606,267   $120,938,469   $ 262,314,892
---------------------------------------------------------------------------------------------------------------------------------

                                                       FID VIP       FTVIPT FRANK    FTVIPT FRANK      FTVIPT         GS VIT
                                                      OVERSEAS,    GLOBAL REAL EST,   SM CAP VAL,     TEMP FOR      MID CAP VAL,
PRICE LEVEL                                            SERV CL          CL 2             CL 2         SEC, CL 2         INST
                                                    -----------------------------------------------------------------------------
0.65%                                               $          --   $          --   $          --   $         --   $          --
0.90%                                                  60,662,242     140,920,449      64,317,363     80,728,290     194,588,995
---------------------------------------------------------------------------------------------------------------------------------
Total                                               $  60,662,242   $ 140,920,449   $  64,317,363   $ 80,728,290   $ 194,588,995
---------------------------------------------------------------------------------------------------------------------------------

                                                        GS VIT        GS VIT         JANUS ASPEN    JANUS ASPEN     JANUS ASPEN
                                                      STRUCTD SM    STRUCTD U.S.     GLOBAL TECH,     INTL GRO,     MID CAP GRO,
PRICE LEVEL                                          CAP EQ,INST      EQ, INST          SERV            SERV            SERV
                                                    -----------------------------------------------------------------------------
0.65%                                               $          --   $          --   $          --   $         --   $          --
0.90%                                                  12,859,608     104,382,536      10,192,353    100,490,436      12,485,261
---------------------------------------------------------------------------------------------------------------------------------
Total                                               $  12,859,608   $ 104,382,536   $  10,192,353   $100,490,436   $  12,485,261
---------------------------------------------------------------------------------------------------------------------------------

                                                       LAZARD            MFS             MFS           PUT VT         PUT VT
                                                       RETIRE       INV GRO STOCK,     NEW DIS,       HI YIELD,    INTL NEW OPP,
PRICE LEVEL                                         INTL EQ, SERV       SERV CL        SERV CL          CL IB          CL IB
                                                    -----------------------------------------------------------------------------
0.65%                                               $          --   $          --   $          --   $         --   $          --
0.90%                                                  56,396,047      39,122,957      27,945,501     19,335,524      20,385,038
---------------------------------------------------------------------------------------------------------------------------------
Total                                               $  56,396,047   $  39,122,957   $  27,945,501   $ 19,335,524   $  20,385,038
---------------------------------------------------------------------------------------------------------------------------------

                                                        PUT VT         PUT VT
                                                       NEW OPP,         VISTA,          RVS VP         RVS VP         RVS VP
PRICE LEVEL                                             CL IA           CL IB            BAL          CASH MGMT      DIV BOND
                                                    -----------------------------------------------------------------------------
0.65%                                               $          --   $          --   $  13,955,409   $    945,856   $   2,310,707
0.90%                                                 193,431,276      13,192,844     324,408,050     95,962,404     181,264,251
---------------------------------------------------------------------------------------------------------------------------------
Total                                               $ 193,431,276   $  13,192,844   $ 338,363,459   $ 96,908,260   $ 183,574,958
---------------------------------------------------------------------------------------------------------------------------------

                                                        RVS VP          RVS VP         RVS VP          RVS VP          RVS VP
PRICE LEVEL                                           DIV EQ INC      EMER MKTS      GLOBAL BOND        GRO        HI YIELD BOND
                                                    -----------------------------------------------------------------------------
0.65%                                               $          --   $          --    $         --   $         --   $          --
0.90%                                                 426,689,329      56,476,271      45,482,035    101,740,160      95,510,316
---------------------------------------------------------------------------------------------------------------------------------
Total                                               $ 426,689,329   $  56,476,271   $  45,482,035   $101,740,160   $  95,510,316
---------------------------------------------------------------------------------------------------------------------------------

                                                        RVS VP         RVS VP           RVS VP         RVS VP          RVS VP
PRICE LEVEL                                            INTL OPP      LG CAP EQ       MID CAP GRO       S&P 500    SHORT DURATION
                                                    -----------------------------------------------------------------------------
0.65%                                               $          --   $   4,656,982   $          --   $         --   $   1,577,168
0.90%                                                 249,332,264     619,399,263      13,862,467     65,894,918      48,897,325
---------------------------------------------------------------------------------------------------------------------------------
Total                                               $ 249,332,264   $ 624,056,245   $  13,862,467   $ 65,894,918   $  50,474,493
---------------------------------------------------------------------------------------------------------------------------------

                                                                       ROYCE
                                                        RVS VP       MICRO-CAP,       THIRD AVE        WANGER          WANGER
PRICE LEVEL                                           SM CAP ADV     INVEST CL           VAL         INTL SM CAP     U.S. SM CO
                                                    -----------------------------------------------------------------------------
0.65%                                               $          --   $          --   $          --   $         --   $          --
0.90%                                                  34,637,379     127,343,442     159,857,868    160,370,835     156,904,811
---------------------------------------------------------------------------------------------------------------------------------
Total                                               $  34,637,379   $ 127,343,442   $ 159,857,868   $160,370,835   $ 156,904,811
---------------------------------------------------------------------------------------------------------------------------------


34 RIVERSOURE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The following is a summary for each period in the five year period ended Dec. 31, 2006 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for life insurance policies with the highest and lowest expense. The majority of these subaccounts only offer one price level.

                                          AT DEC. 31                                    FOR THE YEAR ENDED DEC. 31
                         --------------------------------------------  ------------------------------------------------------------
                          UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT        EXPENSE RATIO           TOTAL RETURN
                          (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                         ----------------------------------------------------------------------------------------------------------
AIM VI CAP APPR, SER I
2006                      37,569       $0.77 to $0.77       $ 28,946        0.06%          0.90% to 0.90%        5.35%  to   5.35%
2005                      31,304       $0.73 to $0.73       $ 22,894        0.07%          0.90% to 0.90%        7.86%  to   7.86%
2004                      24,807       $0.68 to $0.68       $ 16,820          --           0.90% to 0.90%        5.67%  to   5.67%
2003                      16,294       $0.64 to $0.64       $ 10,455          --           0.90% to 0.90%       28.00%  to  28.00%
2002                      11,893       $0.50 to $0.50       $  5,945          --           0.90% to 0.90%      (25.37%) to (25.37%)
-----------------------------------------------------------------------------------------------------------------------------------
AIM VI CAP DEV, SER I
2006                      12,065       $1.37 to $1.37       $ 16,531          --           0.90% to 0.90%       15.48%  to  15.48%
2005                      11,370       $1.19 to $1.19       $ 13,491          --           0.90% to 0.90%        8.63%  to   8.63%
2004                      11,772       $1.09 to $1.09       $ 12,859          --           0.90% to 0.90%       14.46%  to  14.46%
2003                       9,204       $0.95 to $0.95       $  8,783          --           0.90% to 0.90%       33.80%  to  33.80%
2002                       6,829       $0.71 to $0.71       $  4,858          --           0.90% to 0.90%      (21.98%) to (21.98%)
-----------------------------------------------------------------------------------------------------------------------------------
AIM VI CORE EQ, SER I
2006                     156,091       $1.83 to $1.83       $285,600        0.55%          0.90% to 0.90%       15.66%  to  15.66%
2005                     179,118       $1.58 to $1.58       $283,360        1.44%          0.90% to 0.90%        4.37%  to   4.37%
2004                     208,156       $1.52 to $1.52       $315,508        0.96%          0.90% to 0.90%        7.99%  to   7.99%
2003                     230,404       $1.40 to $1.40       $323,384        1.01%          0.90% to 0.90%       22.81%  to  22.81%
2002                     244,398       $1.14 to $1.14       $278,193        0.32%          0.90% to 0.90%      (16.18%) to (16.18%)
-----------------------------------------------------------------------------------------------------------------------------------
AC VP INTL, CL I
2006                      40,453       $0.98 to $0.98       $ 39,686        1.52%          0.90% to 0.90%       23.91%  to  23.91%
2005                      37,106       $0.79 to $0.79       $ 29,378        1.10%          0.90% to 0.90%       12.24%  to  12.24%
2004                      33,765       $0.71 to $0.71       $ 23,818        0.52%          0.90% to 0.90%       13.89%  to  13.89%
2003                      29,187       $0.62 to $0.62       $ 18,077        0.67%          0.90% to 0.90%       24.00%  to  24.00%
2002                      21,650       $0.50 to $0.50       $ 10,872        0.62%          0.90% to 0.90%      (21.88%) to (21.88%)
-----------------------------------------------------------------------------------------------------------------------------------
AC VP VAL, CL I
2006                      78,931       $1.77 to $1.77       $139,893        1.37%          0.90% to 0.90%       17.59%  to  17.59%
2005                      81,803       $1.51 to $1.51       $123,293        0.83%          0.90% to 0.90%        4.09%  to   4.09%
2004                      73,576       $1.45 to $1.45       $106,533        0.96%          0.90% to 0.90%       13.31%  to  13.31%
2003                      65,557       $1.28 to $1.28       $ 83,773        1.00%          0.90% to 0.90%       28.00%  to  28.00%
2002                      53,830       $1.00 to $1.00       $ 53,869        0.70%          0.90% to 0.90%      (13.79%) to (13.79%)
-----------------------------------------------------------------------------------------------------------------------------------
CALVERT VS SOCIAL BAL
2006                       9,149       $1.12 to $1.12       $ 10,221        2.45%          0.90% to 0.90%        7.80%  to   7.80%
2005                       8,000       $1.04 to $1.04       $  8,291        2.04%          0.90% to 0.90%        4.71%  to   4.71%
2004                       6,330       $0.99 to $0.99       $  6,266        2.03%          0.90% to 0.90%        7.29%  to   7.29%
2003                       4,376       $0.92 to $0.92       $  4,037        2.39%          0.90% to 0.90%       17.95%  to  17.95%
2002                       2,712       $0.78 to $0.78       $  2,116        3.89%          0.90% to 0.90%      (13.33%) to (13.33%)
-----------------------------------------------------------------------------------------------------------------------------------
CS MID-CAP CORE
2006                       3,630       $0.97 to $0.97       $  3,519          --           0.90% to 0.90%        0.98%  to   0.98%
2005                       4,219       $0.96 to $0.96       $  4,051          --           0.90% to 0.90%        6.02%  to   6.02%
2004                       4,636       $0.91 to $0.91       $  4,200          --           0.90% to 0.90%       12.11%  to  12.11%
2003                       3,829       $0.81 to $0.81       $  3,093          --           0.90% to 0.90%       42.11%  to  42.11%
2002                       2,256       $0.57 to $0.57       $  1,282          --           0.90% to 0.90%      (29.63%) to (29.63%)
-----------------------------------------------------------------------------------------------------------------------------------
CS SM CAP CORE I
2006                      15,010       $1.24 to $1.24       $ 18,606          --           0.90% to 0.90%        3.83%  to   3.83%
2005                      17,235       $1.19 to $1.19       $ 20,576          --           0.90% to 0.90%       (3.55%) to  (3.55%)
2004                      19,786       $1.24 to $1.24       $ 24,491          --           0.90% to 0.90%        9.88%  to   9.88%
2003                      20,945       $1.13 to $1.13       $ 23,595          --           0.90% to 0.90%       46.75%  to  46.75%
2002                      19,146       $0.77 to $0.77       $ 14,651          --           0.90% to 0.90%      (33.62%) to (33.62%)
-----------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 35

                                          AT DEC. 31                                    FOR THE YEAR ENDED DEC. 31
                         --------------------------------------------  ------------------------------------------------------------
                          UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT       EXPENSE RATIO           TOTAL RETURN
                          (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                         ----------------------------------------------------------------------------------------------------------
FID VIP GRO & INC, SERV
CL
2006                     106,778       $1.13 to $1.13       $120,938        0.80%          0.90% to 0.90%       12.00%  to  12.00%
2005                     110,214       $1.01 to $1.01       $111,456        1.40%          0.90% to 0.90%        6.57%  to   6.57%
2004                     110,690       $0.95 to $0.95       $105,038        0.71%          0.90% to 0.90%        4.81%  to   4.81%
2003                      85,401       $0.91 to $0.91       $ 77,322        0.85%          0.90% to 0.90%       22.97%  to  22.97%
2002                      48,405       $0.74 to $0.74       $ 35,779        0.78%          0.90% to 0.90%      (17.78%) to (17.78%)
-----------------------------------------------------------------------------------------------------------------------------------
FID VIP MID CAP, SERV
CL
2006                     117,430       $2.23 to $2.23       $262,315        0.25%          0.90% to 0.90%       11.58%  to  11.58%
2005                     113,270       $2.00 to $2.00       $226,756        1.54%          0.90% to 0.90%       17.15%  to  17.15%
2004                     101,848       $1.71 to $1.71       $174,047          --           0.90% to 0.90%       23.65%  to  23.65%
2003                      77,767       $1.38 to $1.38       $107,473        0.26%          0.90% to 0.90%       36.63%  to  36.63%
2002                      52,717       $1.01 to $1.01       $ 53,068        0.59%          0.90% to 0.90%      (10.62%) to (10.62%)
-----------------------------------------------------------------------------------------------------------------------------------
FID VIP OVERSEAS, SERV
CL
2006                      50,738       $1.20 to $1.20       $ 60,662        0.72%          0.90% to 0.90%       16.89%  to  16.89%
2005                      44,720       $1.02 to $1.02       $ 45,740        0.53%          0.90% to 0.90%       17.91%  to  17.91%
2004                      38,347       $0.87 to $0.87       $ 33,265        0.85%          0.90% to 0.90%       12.46%  to  12.46%
2003                      21,422       $0.77 to $0.77       $ 16,524        0.59%          0.90% to 0.90%       42.59%  to  42.59%
2002                      12,601       $0.54 to $0.54       $  6,848        0.53%          0.90% to 0.90%      (21.74%) to (21.74%)
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANK GLOBAL
REAL EST, CL 2
2006                      47,652       $2.96 to $2.96       $140,920        1.98%          0.90% to 0.90%       19.51%  to  19.51%
2005                      43,698       $2.47 to $2.47       $108,135        1.38%          0.90% to 0.90%       12.46%  to  12.46%
2004                      35,479       $2.20 to $2.20       $ 78,067        1.84%          0.90% to 0.90%       30.62%  to  30.62%
2003                      25,551       $1.68 to $1.68       $ 43,044        2.45%          0.90% to 0.90%       34.40%  to  34.40%
2002                      17,027       $1.25 to $1.25       $ 21,320        2.56%          0.90% to 0.90%        0.81%  to   0.81%
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANK SM CAP
VAL, CL 2
2006                      27,835       $2.31 to $2.31       $ 64,317        0.63%          0.90% to 0.90%       15.93%  to  15.93%
2005                      23,268       $1.99 to $1.99       $ 46,374        0.75%          0.90% to 0.90%        7.80%  to   7.80%
2004                      16,640       $1.85 to $1.85       $ 30,765        0.17%          0.90% to 0.90%       22.64%  to  22.64%
2003                      11,574       $1.51 to $1.51       $ 17,450        0.21%          0.90% to 0.90%       31.30%  to  31.30%
2002                       8,488       $1.15 to $1.15       $  9,773        0.37%          0.90% to 0.90%      (10.16%) to (10.16%)
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMP FOR SEC,
CL 2
2006                      54,981       $1.47 to $1.47       $ 80,728        1.24%          0.90% to 0.90%       20.36%  to  20.36%
2005                      57,134       $1.22 to $1.22       $ 69,698        1.16%          0.90% to 0.90%        9.19%  to   9.19%
2004                      49,330       $1.12 to $1.12       $ 55,116        1.06%          0.90% to 0.90%       17.47%  to  17.47%
2003                      40,085       $0.95 to $0.95       $ 38,127        1.69%          0.90% to 0.90%       30.14%  to  30.14%
2002                      26,610       $0.73 to $0.73       $ 19,316        1.56%          0.90% to 0.90%      (18.89%) to (18.89%)
-----------------------------------------------------------------------------------------------------------------------------------
GS VIT MID CAP VAL,
INST
2006                      75,767       $2.57 to $2.57       $194,589        1.01%          0.90% to 0.90%       15.13%  to  15.13%
2005                      69,181       $2.23 to $2.23       $154,330        0.66%          0.90% to 0.90%       11.82%  to  11.82%
2004                      52,199       $2.00 to $2.00       $104,138        0.70%          0.90% to 0.90%       24.76%  to  24.76%
2003                      38,494       $1.60 to $1.60       $ 61,557        1.05%          0.90% to 0.90%       26.98%  to  26.98%
2002                      27,025       $1.26 to $1.26       $ 33,965        1.50%          0.90% to 0.90%       (5.26%) to  (5.26%)
-----------------------------------------------------------------------------------------------------------------------------------
GS VIT STRUCTD SM CAP
EQ, INST
2006                       7,434       $1.73 to $1.73       $ 12,860        0.64%          0.90% to 0.90%       11.27%  to  11.27%
2005                       8,157       $1.55 to $1.55       $ 12,681        0.24%          0.90% to 0.90%        5.12%  to   5.12%
2004                       8,325       $1.48 to $1.48       $ 12,313        0.20%          0.90% to 0.90%       15.28%  to  15.28%
2003                       7,358       $1.28 to $1.28       $  9,440        0.27%          0.90% to 0.90%       43.82%  to  43.82%
2002                       5,662       $0.89 to $0.89       $  5,020        0.36%          0.90% to 0.90%      (15.24%) to (15.24%)
-----------------------------------------------------------------------------------------------------------------------------------
GS VIT STRUCTD U.S. EQ,
INST
2006                      98,748       $1.06 to $1.06       $104,383        1.24%          0.90% to 0.90%       11.88%  to  11.88%
2005                      75,357       $0.94 to $0.94       $ 71,196        0.92%          0.90% to 0.90%        5.56%  to   5.56%
2004                      44,939       $0.90 to $0.90       $ 40,221        1.62%          0.90% to 0.90%       13.91%  to  13.91%
2003                      20,584       $0.79 to $0.79       $ 16,173        0.88%          0.90% to 0.90%       29.51%  to  29.51%
2002                      14,220       $0.61 to $0.61       $  8,707        0.78%          0.90% to 0.90%      (22.78%) to (22.78%)
-----------------------------------------------------------------------------------------------------------------------------------


36 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

                                            AT DEC. 31                                   FOR THE YEAR ENDED DEC. 31
                             -----------------------------------------  -----------------------------------------------------------
                                         ACCUMULATION UNIT
                                 UNITS    VALUE LOWEST TO   NET ASSETS    INVESTMENT        EXPENSE RATIO         TOTAL RETURN
                                (000S)      HIGHEST           (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)  LOWEST TO HIGHEST(3)
                             ------------------------------------------------------------------------------------------------------
JANUS ASPEN GLOBAL TECH, SERV
2006                            22,805   $0.45 to $  0.45   $ 10,192           --           0.90% to 0.90%       6.87%  to   6.87%
2005                            20,674   $0.42 to $  0.42   $  8,647           --           0.90% to 0.90%      10.55%  to  10.55%
2004                            20,793   $0.38 to $  0.38   $  7,866           --           0.90% to 0.90%      (0.34%) to  (0.34%)
2003                            20,019   $0.38 to $  0.38   $  7,599           --           0.90% to 0.90%      46.15%  to  46.15%
2002                            17,740   $0.26 to $  0.26   $  4,639           --           0.90% to 0.90%     (42.22%) to (42.22%)
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN INTL GRO, SERV
2006                            72,265   $1.39 to $  1.39   $100,490         1.96%          0.90% to 0.90%      45.32%  to  45.32%
2005                            48,928   $0.96 to $  0.96   $ 46,821         1.12%          0.90% to 0.90%      30.76%  to  30.76%
2004                            41,781   $0.73 to $  0.73   $ 30,575         0.86%          0.90% to 0.90%      17.62%  to  17.62%
2003                            42,310   $0.62 to $  0.62   $ 26,324         0.99%          0.90% to 0.90%      31.91%  to  31.91%
2002                            41,200   $0.47 to $  0.47   $ 19,226         0.72%          0.90% to 0.90%     (25.40%) to (25.40%)
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN MID CAP GRO, SERV
2006                            19,593   $0.64 to $  0.64   $ 12,485           --           0.90% to 0.90%      12.29%  to  12.29%
2005                            20,737   $0.57 to $  0.57   $ 11,767           --           0.90% to 0.90%      11.03%  to  11.03%
2004                            22,149   $0.51 to $  0.51   $ 11,320           --           0.90% to 0.90%      19.40%  to  19.40%
2003                            24,625   $0.43 to $  0.43   $ 10,541           --           0.90% to 0.90%      34.38%  to  34.38%
2002                            23,673   $0.32 to $  0.32   $  7,587           --           0.90% to 0.90%     (28.89%) to (28.89%)
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIRE INTL EQ, SERV
2006                            45,558   $1.24 to $  1.24   $ 56,396         1.02%          0.90% to 0.90%      21.43%  to  21.43%
2005                            45,317   $1.02 to $  1.02   $ 46,195         1.01%          0.90% to 0.90%       9.66%  to   9.66%
2004                            33,680   $0.93 to $  0.93   $ 31,309         0.54%          0.90% to 0.90%      13.95%  to  13.95%
2003                            23,615   $0.82 to $  0.82   $ 19,265         0.36%          0.90% to 0.90%      28.13%  to  28.13%
2002                             9,601   $0.64 to $  0.64   $  6,149         0.09%          0.90% to 0.90%     (11.11%) to (11.11%)
-----------------------------------------------------------------------------------------------------------------------------------
MFS INV GRO STOCK, SERV CL
2006                            55,084   $0.71 to $  0.71   $ 39,123           --           0.90% to 0.90%       6.34%  to   6.34%
2005                            53,003   $0.67 to $  0.67   $ 35,399         0.14%          0.90% to 0.90%       3.30%  to   3.30%
2004                            47,014   $0.65 to $  0.65   $ 30,398           --           0.90% to 0.90%       8.01%  to   8.01%
2003                            40,588   $0.60 to $  0.60   $ 24,297           --           0.90% to 0.90%      22.45%  to  22.45%
2002                            29,771   $0.49 to $  0.49   $ 14,668           --           0.90% to 0.90%     (28.99%) to (28.99%)
-----------------------------------------------------------------------------------------------------------------------------------
MFS NEW DIS, SERV CL
2006                            28,100   $0.99 to $  0.99   $ 27,946           --           0.90% to 0.90%      11.92%  to  11.92%
2005                            30,258   $0.89 to $  0.89   $ 26,886           --           0.90% to 0.90%       4.09%  to   4.09%
2004                            33,509   $0.85 to $  0.85   $ 28,605           --           0.90% to 0.90%       5.26%  to   5.26%
2003                            32,962   $0.81 to $  0.81   $ 26,732           --           0.90% to 0.90%      32.79%  to  32.79%
2002                            27,079   $0.61 to $  0.61   $ 16,607           --           0.90% to 0.90%     (32.97%) to (32.97%)
-----------------------------------------------------------------------------------------------------------------------------------
PUT VT HI YIELD, CL IB
2006                            13,795   $1.40 to $  1.40   $ 19,336         7.62%          0.90% to 0.90%       9.53%  to   9.53%
2005                            14,203   $1.28 to $  1.28   $ 18,174         8.12%          0.90% to 0.90%       2.17%  to   2.17%
2004                            14,352   $1.25 to $  1.25   $ 17,975         7.94%          0.90% to 0.90%       9.55%  to   9.55%
2003                            12,550   $1.14 to $  1.14   $ 14,347         8.74%          0.90% to 0.90%      25.27%  to  25.27%
2002                             8,008   $0.91 to $  0.91   $  7,300        10.20%          0.90% to 0.90%      (2.15%) to  (2.15%)
-----------------------------------------------------------------------------------------------------------------------------------
PUT VT INTL NEW OPP, CL IB
2006                            21,524   $0.95 to $  0.95   $ 20,385         1.29%          0.90% to 0.90%      25.00%  to  25.00%
2005                            20,916   $0.76 to $  0.76   $ 15,848         0.63%          0.90% to 0.90%      17.31%  to  17.31%
2004                            20,093   $0.65 to $  0.65   $ 12,977         0.97%          0.90% to 0.90%      12.33%  to  12.33%
2003                            19,531   $0.58 to $  0.58   $ 11,231         0.29%          0.90% to 0.90%      31.82%  to  31.82%
2002                            17,014   $0.44 to $  0.44   $  7,411         0.60%          0.90% to 0.90%     (13.73%) to (13.73%)
-----------------------------------------------------------------------------------------------------------------------------------
PUT VT NEW OPP, CL IA
2006                           131,292   $1.47 to $  1.47   $193,431         0.18%          0.90% to 0.90%       7.85%  to   7.85%
2005                           149,196   $1.37 to $  1.37   $203,807         0.37%          0.90% to 0.90%       9.34%  to   9.34%
2004                           175,130   $1.25 to $  1.25   $218,800           --           0.90% to 0.90%       9.58%  to   9.58%
2003                           199,866   $1.14 to $  1.14   $227,873           --           0.90% to 0.90%      31.03%  to  31.03%
2002                           216,999   $0.87 to $  0.87   $188,119           --           0.90% to 0.90%     (30.40%) to (30.40%)
-----------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 37

                                      AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                      --------------------------------------------  ----------------------------------------------------------------
                       UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT        EXPENSE RATIO              TOTAL RETURN
                      (000S)     LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                      --------------------------------------------------------------------------------------------------------------
PUT VT VISTA, CL IB
2006                   17,846      $0.74 to $0.74       $  13,193         --            0.90% to 0.90%       4.51%    to    4.51%
2005                   18,854      $0.71 to $0.71       $  13,337         --            0.90% to 0.90%      11.15%    to   11.15%
2004                   20,265      $0.64 to $0.64       $  12,898         --            0.90% to 0.90%      17.54%    to   17.54%
2003                   21,383      $0.54 to $0.54       $  11,578         --            0.90% to 0.90%      31.71%    to   31.71%
2002                   19,518      $0.41 to $0.41       $   8,008         --            0.90% to 0.90%     (31.67%)   to  (31.67%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP BAL
2006                  303,589      $1.27 to $1.11       $ 338,363       2.47%           0.65% to 0.90%      13.64%    to   13.36%
2005                  340,778      $1.12 to $0.98       $ 334,939       2.58%           0.65% to 0.90%       3.25%    to    2.99%
2004                  382,279      $1.08 to $0.95       $ 364,765       2.02%           0.65% to 0.90%       8.14%(5) to    8.62%
2003                    9,053      $0.87 to $0.87       $   7,915       2.29%           0.90% to 0.90%      19.18%    to   19.18%
2002                    5,364      $0.73 to $0.73       $   3,935       2.69%           0.90% to 0.90%     (14.12%)   to  (14.12%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP CASH MGMT
2006                   87,146      $1.06 to $1.11       $  96,908       4.41%           0.65% to 0.90%       3.81%    to    3.55%
2005                   72,076      $1.02 to $1.07       $  77,390       2.56%           0.65% to 0.90%       1.94%    to    1.69%
2004                   79,776      $1.00 to $1.06       $  84,209       0.86%           0.65% to 0.90%       0.19%(5) to   (0.17%)
2003                   30,104      $1.06 to $1.06       $  31,859       0.51%           0.90% to 0.90%       0.00%    to    0.00%
2002                   30,036      $1.06 to $1.06       $  31,911       1.14%           0.90% to 0.90%       0.00%    to    0.00%
------------------------------------------------------------------------------------------------------------------------------------
RVS VP DIV BOND
2006                  136,853      $1.09 to $1.35       $ 183,575       4.37%           0.65% to 0.90%       3.74%    to    3.48%
2005                  111,699      $1.05 to $1.30       $ 144,634       3.71%           0.65% to 0.90%       1.46%    to    1.21%
2004                   97,307      $1.03 to $1.28       $ 124,277       3.90%           0.65% to 0.90%       3.29%(5) to    3.56%
2003                   30,825      $1.24 to $1.24       $  38,240       3.56%           0.90% to 0.90%       3.33%    to    3.33%
2002                   25,601      $1.20 to $1.20       $  30,671       5.11%           0.90% to 0.90%       4.35%    to    4.35%
------------------------------------------------------------------------------------------------------------------------------------
RVS VP DIV EQ INC
2006                  243,400      $1.75 to $1.75       $ 426,689       1.41%           0.90% to 0.90%      18.67%    to   18.67%
2005                  179,394      $1.48 to $1.48       $ 264,999       1.61%           0.90% to 0.90%      12.49%    to   12.49%
2004                  112,731      $1.31 to $1.31       $ 148,035       1.64%           0.90% to 0.90%      17.15%    to   17.15%
2003                   52,001      $1.12 to $1.12       $  58,292       1.61%           0.90% to 0.90%      40.00%    to   40.00%
2002                   33,573      $0.80 to $0.80       $  26,902       1.63%           0.90% to 0.90%     (20.00%)   to  (20.00%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP EMER MKTS
2006                   26,416      $2.14 to $2.14       $  56,476       0.35%           0.90% to 0.90%      32.71%    to   32.71%
2005                   19,620      $1.61 to $1.61       $  31,607       0.19%           0.90% to 0.90%      32.60%    to   32.60%
2004                    8,666      $1.21 to $1.21       $  10,529       3.35%           0.90% to 0.90%      23.03%    to   23.03%
2003                    3,110      $0.99 to $0.99       $   3,071       1.88%           0.90% to 0.90%      39.44%    to   39.44%
2002                    1,680      $0.71 to $0.71       $   1,193         --            0.90% to 0.90%      (6.58%)   to   (6.58%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP GLOBAL BOND
2006                   30,512      $1.49 to $1.49       $  45,482       3.28%           0.90% to 0.90%       5.78%    to    5.78%
2005                   24,417      $1.41 to $1.41       $  34,408       3.82%           0.90% to 0.90%      (5.84%)   to   (5.84%)
2004                   15,432      $1.50 to $1.50       $  23,096       4.10%           0.90% to 0.90%       9.04%    to    9.04%
2003                   10,179      $1.37 to $1.37       $  13,972       7.40%           0.90% to 0.90%      11.38%    to   11.38%
2002                    5,217      $1.23 to $1.23       $   6,393       4.82%           0.90% to 0.90%      13.89%    to   13.89%
------------------------------------------------------------------------------------------------------------------------------------
RVS VP GRO
2006                  171,986      $0.59 to $0.59       $ 101,740       0.87%           0.90% to 0.90%      10.09%    to   10.09%
2005                  123,244      $0.54 to $0.54       $  66,228       0.40%           0.90% to 0.90%       7.64%    to    7.64%
2004                   63,795      $0.50 to $0.50       $  31,848       0.33%           0.90% to 0.90%       7.46%    to    7.46%
2003                   56,630      $0.46 to $0.46       $  26,309       0.21%           0.90% to 0.90%      17.95%    to   17.95%
2002                   29,573      $0.39 to $0.39       $  11,415       0.09%           0.90% to 0.90%     (26.42%)   to  (26.42%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP HI YIELD BOND
2006                   68,955      $1.39 to $1.39       $  95,510       7.43%           0.90% to 0.90%       9.83%    to    9.83%
2005                   58,225      $1.26 to $1.26       $  73,432       6.44%           0.90% to 0.90%       3.09%    to    3.09%
2004                   47,910      $1.22 to $1.22       $  58,611       6.97%           0.90% to 0.90%      10.40%    to   10.40%
2003                   35,448      $1.11 to $1.11       $  39,284       7.56%           0.90% to 0.90%      24.72%    to   24.72%
2002                   17,181      $0.89 to $0.89       $  15,347       7.65%           0.90% to 0.90%      (7.29%)   to   (7.29%)
------------------------------------------------------------------------------------------------------------------------------------


38 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

                                     AT DEC. 31                                     FOR THE YEAR ENDED DEC. 31
                     --------------------------------------------  -----------------------------------------------------------------
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT       EXPENSE RATIO              TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                     ---------------------------------------------------------------------------------------------------------------
RVS VP INTL OPP
2006                 247,038      $1.01  to  $1.01      $249,332         1.93%       0.90%  to  0.90%      23.06%     to  23.06%
2005                 265,962      $0.82  to  $0.82      $218,125         1.40%       0.90%  to  0.90%      12.85%     to  12.85%
2004                 279,405      $0.73  to  $0.73      $203,066         1.13%       0.90%  to  0.90%      16.36%     to  16.36%
2003                   4,591      $0.62  to  $0.62      $  2,868         0.94%       0.90%  to  0.90%      26.53%     to  26.53%
2002                   2,713      $0.49  to  $0.49      $  1,335         1.03%       0.90%  to  0.90%     (19.67%)    to (19.67%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP LG CAP EQ
2006                 722,724      $1.29  to  $0.86      $624,056         1.19%       0.65%  to  0.90%      14.54%     to  14.25%
2005                 676,240      $1.12  to  $0.75      $511,326         1.11%       0.65%  to  0.90%       5.49%     to   5.23%
2004                 782,402      $1.06  to  $0.72      $562,234         1.04%       0.65%  to  0.90%       6.25%(5)  to   4.94%
2003                   8,140      $0.68  to  $0.68      $  5,558         0.63%       0.90%  to  0.90%      28.30%     to  28.30%
2002                   2,365      $0.53  to  $0.53      $  1,261         0.56%       0.90%  to  0.90%     (23.19%)    to (23.19%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP MID CAP GRO
2006                  11,366      $1.22  to  $1.22      $ 13,862         0.27%       0.90%  to  0.90%      (0.96%)    to  (0.96%)
2005                   4,303      $1.23  to  $1.23      $  5,299           --        0.90%  to  0.90%       9.14%     to   9.14%
2004                   3,384      $1.13  to  $1.13      $  3,819           --        0.90%  to  0.90%       8.13%     to   8.13%
2003                   1,416      $1.04  to  $1.04      $  1,478           --        0.90%  to  0.90%      20.93%     to  20.93%
2002                      30      $0.86  to  $0.86      $     26           --        0.90%  to  0.90%     (14.00%)(4) to (14.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP S&P 500
2006                  66,546      $0.99  to  $0.99      $ 65,895         1.45%       0.90%  to  0.90%      14.23%     to  14.23%
2005                  67,699      $0.87  to  $0.87      $ 58,686         1.40%       0.90%  to  0.90%       3.47%     to   3.47%
2004                  59,186      $0.84  to  $0.84      $ 49,584         1.51%       0.90%  to  0.90%       9.28%     to   9.28%
2003                  42,898      $0.77  to  $0.77      $ 32,887         1.21%       0.90%  to  0.90%      28.33%     to  28.33%
2002                  27,757      $0.60  to  $0.60      $ 16,779         1.01%       0.90%  to  0.90%     (24.05%)    to (24.05%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP SHORT
DURATION
2006                  41,090      $1.05  to  $1.24      $ 50,474         3.80%       0.65%  to  0.90%       3.17%     to   2.91%
2005                  39,025      $1.01  to  $1.20      $ 46,517         2.90%       0.65%  to  0.90%       0.92%     to   0.67%
2004                  40,584      $1.00  to  $1.19      $ 47,974         2.44%       0.65%  to  0.90%       0.49%(5)  to  (0.05%)
2003                  21,369      $1.19  to  $1.19      $ 25,493         2.29%       0.90%  to  0.90%       0.00%     to   0.00%
2002                  15,724      $1.19  to  $1.19      $ 18,645         2.89%       0.90%  to  0.90%       5.31%     to   5.31%
------------------------------------------------------------------------------------------------------------------------------------
RVS VP SM CAP ADV
2006                  23,069      $1.50  to  $1.50      $ 34,637         0.04%       0.90%  to  0.90%      10.69%     to  10.69%
2005                  23,710      $1.36  to  $1.36      $ 32,162           --        0.90%  to  0.90%       3.89%     to   3.89%
2004                  22,286      $1.31  to  $1.31      $ 29,099           --        0.90%  to  0.90%      17.48%     to  17.48%
2003                  15,293      $1.11  to  $1.11      $ 16,996           --        0.90%  to  0.90%      46.05%     to  46.05%
2002                   8,489      $0.76  to  $0.76      $  6,438           --        0.90%  to  0.90%     (17.39%)    to (17.39%)
------------------------------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP,
INVEST CL
2006                  45,186      $2.82  to  $2.82      $127,343         0.18%       0.90%  to  0.90%      19.99%     to  19.99%
2005                  45,852      $2.35  to  $2.35      $107,695         0.55%       0.90%  to  0.90%      10.61%     to  10.61%
2004                  48,764      $2.12  to  $2.12      $103,546           --        0.90%  to  0.90%      12.83%     to  12.83%
2003                  40,575      $1.88  to  $1.88      $ 76,363           --        0.90%  to  0.90%      48.03%     to  48.03%
2002                  30,316      $1.27  to  $1.27      $ 38,595           --        0.90%  to  0.90%     (13.61%)    to (13.61%)
------------------------------------------------------------------------------------------------------------------------------------
THIRD AVE VAL
2006                  58,081      $2.75  to  $2.75      $159,858         1.32%       0.90%  to  0.90%      14.75%     to  14.75%
2005                  59,381      $2.40  to  $2.40      $142,433         1.33%       0.90%  to  0.90%      13.60%     to  13.60%
2004                  55,869      $2.11  to  $2.11      $117,961         0.55%       0.90%  to  0.90%      18.82%     to  18.82%
2003                  49,539      $1.78  to  $1.78      $ 88,028         0.20%       0.90%  to  0.90%      41.27%     to  41.27%
2002                  39,900      $1.26  to  $1.26      $ 50,193         0.22%       0.90%  to  0.90%     (11.27%)    to (11.27%)
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT  39

                                     AT DEC. 31                                      FOR THE YEAR ENDED DEC. 31
                     --------------------------------------------  ----------------------------------------------------------------
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT       EXPENSE RATIO              TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                     --------------------------------------------------------------------------------------------------------------
WANGER INTL SM CAP
2006                 103,943     $1.54  to  $1.54       $ 160,371       0.51%        0.90%  to  0.90%         35.93%   to   35.93%
2005                  87,137     $1.14  to  $1.14       $  98,902       0.90%        0.90%  to  0.90%         20.44%   to   20.44%
2004                  60,059     $0.94  to  $0.94       $  56,600       0.57%        0.90%  to  0.90%         29.10%   to   29.10%
2003                  35,694     $0.73  to  $0.73       $  26,055       0.26%        0.90%  to  0.90%         48.98%   to   48.98%
2002                  21,097     $0.49  to  $0.49       $  10,437         --         0.90%  to  0.90%        (15.52%)  to  (15.52%)
-----------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SM CO
2006                  83,149     $1.89  to  $1.89       $ 156,905       0.22%        0.90%  to  0.90%          6.91%   to    6.91%
2005                  73,417     $1.77  to  $1.77       $ 129,586         --         0.90%  to  0.90%         10.26%   to   10.26%
2004                  56,162     $1.60  to  $1.60       $  89,904         --         0.90%  to  0.90%         17.27%   to   17.27%
2003                  38,763     $1.37  to  $1.37       $  52,913         --         0.90%  to  0.90%         42.71%   to   42.71%
2002                  23,134     $0.96  to  $0.96       $  22,248         --         0.90%  to  0.90%        (17.95%)  to  (17.95%)
-----------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

(2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units;
      inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.

(4)   Operations commenced on June 3, 2002.

(5)   Operations commenced on July 9, 2004.


40 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company, formerly IDS Life Insurance Company, (a wholly-owned subsidiary of Ameriprise Financial, Inc.) as of December 31, 2006 and 2005, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of RiverSource Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of RiverSource Life Insurance Company at December 31, 2006 and 2005, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                         /s/ Ernst & Young LLP

Minneapolis, Minnesota
February 26, 2007

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE AMOUNTS)

DECEMBER 31,                                                              2006          2005

ASSETS
Investments:
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2006, $25,289;
      2005, $27,817)                                                     $24,995       $27,753
   Common and preferred stocks, at fair value (cost: 2006, $30;
      2005, $0)                                                               31            --
Mortgage loans on real estate, at cost (less allowance for loan
   losses: 2006, $37; 2005, $41)                                           2,790         2,842
Policy loans                                                                 642           605
Trading securities and other investments                                     241           548
------------------------------------------------------------------------------------------------
      Total investments                                                   28,699        31,748

Cash and cash equivalents                                                    160           272
Reinsurance recoverables                                                   1,137           983
Amounts due from brokers                                                       7             4
Other accounts receivable                                                     90            63
Accrued investment income                                                    309           329
Deferred acquisition costs                                                 4,411         4,036
Deferred sales inducement costs                                              452           370
Other assets                                                                 321           220
Separate account assets                                                   49,287        37,930
------------------------------------------------------------------------------------------------
      Total assets                                                       $84,873       $75,955
================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY

Liabilities:
Future policy benefits                                                   $29,561       $32,312
Policy claims and other policyholders' funds                                  93            90
Amounts due to brokers                                                       132            32
Deferred income taxes, net                                                    90             9
Other liabilities                                                            440           421
Separate account liabilities                                              49,287        37,930
------------------------------------------------------------------------------------------------
      Total liabilities                                                   79,603        70,794
------------------------------------------------------------------------------------------------

Shareholder's equity:
   Common stock, $30 par value; 100,000 shares authorized,
      issued and outstanding                                                   3             3
   Additional paid-in capital                                              2,021         2,020
   Retained earnings                                                       3,455         3,269
   Accumulated other comprehensive loss, net of tax:
      Net unrealized securities losses                                      (168)          (91)
      Net unrealized derivative losses                                       (41)          (40)
------------------------------------------------------------------------------------------------
   Total accumulated other comprehensive loss                               (209)         (131)
------------------------------------------------------------------------------------------------
      Total shareholder's equity                                           5,270         5,161
------------------------------------------------------------------------------------------------
      Total liabilities and shareholder's equity                         $84,873       $75,955
================================================================================================

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME
(IN MILLIONS)

YEARS ENDED DECEMBER 31,                                    2006           2005          2004

REVENUES
Premiums:
   Traditional life insurance                              $   72         $   75        $   68
   Disability income and long term care insurance             322            295           284
------------------------------------------------------------------------------------------------
      Total premiums                                          394            370           352
Net investment income                                       1,661          1,789         1,775
Contractholder and policyholder charges                       637            577           555
Mortality and expense risk and other fees                     636            489           430
Net realized investment gain                                   51             48            27
------------------------------------------------------------------------------------------------
      Total revenues                                        3,379          3,273         3,139
------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES

Death and other benefits:
   Traditional life insurance                                  28             42            37
   Investment contracts and universal life-type insurance     267            232           228
   Disability income and long term care insurance              83             76            67
Increase in liabilities for future policy benefits:
   Traditional life insurance                                  --              5             1
   Disability income and long term care insurance             143            141           123
Interest credited to account values                         1,052          1,111         1,128
Amortization of deferred acquisition costs                    356            316           261
Separation costs                                              131            121            --
Other insurance and operating expenses                        641            588           502
------------------------------------------------------------------------------------------------
      Total benefits and expenses                           2,701          2,632         2,347
------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change      678            641           792
Income tax provision                                          192            182           226
------------------------------------------------------------------------------------------------
Income before accounting change                               486            459           566
Cumulative effect of accounting change, net of tax             --             --           (70)
------------------------------------------------------------------------------------------------
      Net income                                           $  486         $  459        $  496
================================================================================================

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)

YEARS ENDED DECEMBER 31,                                   2006            2005         2004

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                 $  486         $  459        $  496
Adjustments to reconcile net income to net cash provided
   by operating activities:
   Cumulative effect of accounting change, net of tax          --             --            70
   Amortization of deferred acquisition costs                 356            316           261
   Amortization of deferred sales inducement costs             48             40            34
   Capitalization of deferred acquisition costs              (687)          (633)         (534)
   Capitalization of deferred sales inducement costs         (126)           (94)          (71)
   Amortization of premium, net                                75             83            93
   Deferred income taxes                                      123            122            70
   Contractholder and policyholder charges, non-cash         (220)          (232)         (232)
   Net realized investment gain                               (51)           (48)          (27)
   Net realized gain on trading securities and equity
      method investments in hedge funds                       (16)           (24)          (38)
Change in operating assets and liabilities:
   Trading securities and equity method investments in
      hedge funds, net                                        297            247             7
   Future policy benefits for traditional life,
      disability income and long term care insurance          274            230           235
   Policy claims and other policyholders' funds                 2             20             2
   Policy loans, excluding universal life-type insurance:
      Repayment                                                35             36            37
      Issuance                                                (39)           (39)          (39)
   Reinsurance recoverables                                  (154)          (106)         (122)
   Other accounts receivable                                  (27)           (10)           16
   Accrued investment income                                   20             23             4
   Other assets and liabilities, net                         (280)            47            (3)
------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                     116            437           259
------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Proceeds from sales                                      1,897          3,124         1,603
   Maturities, sinking fund payments and calls              2,014          2,242         1,931
   Purchases                                               (1,433)        (5,780)       (4,393)
Other investments, excluding policy loans:
   Proceeds from sales, maturities, sinking fund
      payments and calls                                      519            653           690
   Purchases                                                 (441)          (543)         (402)
Change in amounts due to and from brokers, net                 98           (128)          (71)
Change in restricted cash                                      --            536           299
------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES         2,654            104          (343)
------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Activity related to investment contracts and universal
 life-type insurance:
   Considerations received                                  1,267          1,532         2,351
   Interest credited to account values                      1,052          1,111         1,128
   Surrenders and other benefits                           (4,869)        (3,330)       (2,716)
Policy loans:
   Repayment                                                  108             89            84
   Issuance                                                  (140)          (103)          (93)
Capital contribution from Ameriprise Financial, Inc.           --            650            --
Cash dividend to Ameriprise Financial, Inc.                  (300)          (380)         (930)
------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                      (2,882)          (431)         (176)
------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS         (112)           110          (260)
Cash and cash equivalents at beginning of year                272            162           422
------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                   $  160         $  272        $  162
================================================================================================

Supplemental disclosures:
   Income taxes paid, net                                  $   64         $   96        $  196
   Interest paid on borrowings                             $    1         $   --        $   --

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 2006
(IN MILLIONS)

                                                                       ADDITIONAL                ACCUMULATED OTHER
                                                           COMMON       PAID-IN        RETAINED    COMPREHENSIVE
                                                           STOCK        CAPITAL        EARNINGS    INCOME/(LOSS)     TOTAL
-----------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2003                              $    3        $1,370         $3,624         $  399        $5,396
Comprehensive income:
   Net income                                                  --            --            496             --           496
   Change in unrealized holding losses on securities, net      --            --             --            (35)          (35)
   Change in unrealized derivative losses, net                 --            --             --            (23)          (23)
                                                                                                                    -------
Total comprehensive income                                     --            --             --             --           438
Cash dividends to Ameriprise Financial, Inc.                   --            --           (930)            --          (930)
-----------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2004                              $    3        $1,370         $3,190         $  341        $4,904
Comprehensive loss:
   Net income                                                  --            --            459             --           459
   Change in unrealized holding losses on securities, net      --            --             --           (461)         (461)
   Change in unrealized derivative losses, net                 --            --             --            (11)          (11)
                                                                                                                    -------
Total comprehensive loss                                       --            --             --             --           (13)
Capital contribution from Ameriprise Financial, Inc.           --           650             --             --           650
Cash dividend to Ameriprise Financial, Inc.                    --            --           (380)            --          (380)
-----------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2005                              $    3        $2,020         $3,269         $ (131)       $5,161
Comprehensive income:
   Net income                                                  --            --            486             --           486
   Change in unrealized holding losses on securities, net      --            --             --            (77)          (77)
   Change in unrealized derivative losses, net                 --            --             --             (1)           (1)
                                                                                                                    -------
Total comprehensive income                                     --            --             --             --           408
Tax adjustment of share-based incentive employee
   compensation plan                                           --             1             --             --             1
Cash dividend to Ameriprise Financial, Inc.                    --            --           (300)            --          (300)
-----------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2006                              $    3        $2,021         $3,455         $ (209)       $5,270
=============================================================================================================================

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business
RiverSource Life Insurance Company, formerly known as IDS Life Insurance Company, is a stock life insurance company with one wholly-owned operating subsidiary, RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"). RiverSource Life Insurance Company is a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial").

o RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

o RiverSource Life of NY is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and North Dakota. RiverSource Life of NY issues insurance and annuity products.

On December 31, 2006, IDS Life Insurance Company completed an Agreement and Plan of Merger with both American Enterprise Life Insurance Company ("American Enterprise Life") and American Partners Life Insurance Company ("American Partners Life") whereby both companies merged with and into IDS Life Insurance Company. As a result of the merger, American Enterprise Life and American Partners Life ceased to exist. Prior to the merger, both companies were wholly-owned operating subsidiaries of IDS Life Insurance Company. Immediately following the merger, IDS Life Insurance Company changed its name to RiverSource Life Insurance Company.

Also on December 31, 2006, American Centurion Life Assurance Company ("American Centurion Life") merged with and into IDS Life Insurance Company of New York ("IDS Life of New York"). As a result of the merger, American Centurion Life ceased to exist. Prior to the merger, American Centurion Life was a wholly-owned operating subsidiary of IDS Life Insurance Company. Immediately following the merger, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York.

RiverSource Life Insurance Company and its subsidiary are referred to collectively in these notes as "RiverSource Life".

No material effect on the consolidated financial condition and results of operations is expected for RiverSource Life as a result of the mergers.

Ameriprise Financial was formerly a wholly-owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. Ameriprise Financial has incurred $654 million of pretax non-recurring separation costs since the Separation announcement through December 31, 2006 and expects to incur a total of approximately $875 million. RiverSource Life was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. RiverSource Life has been allocated $252 million in total pretax non-recurring separation costs since the Separation announcement through December 31, 2006 and expects to be allocated a significant portion of the remaining separation costs in 2007. RiverSource Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its financial strength ratings and to cover separation costs.

RiverSource Life's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on an increase in a broad-based stock market index. RiverSource Life issues both variable and fixed universal life insurance, traditional life insurance including whole life and term life and disability income insurance. (RiverSource Life discontinued underwriting new long term care ("LTC")

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

policies as of December 31, 2002). Universal life insurance is a form of permanent life insurance characterized by its flexible premiums, its flexible death benefit amounts and its unbundling of the pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products.

Under RiverSource Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and, its wholly-owned subsidiary, RiverSource Life of NY. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 11. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION
RiverSource Life consolidates all entities in which it holds a greater than 50% voting interest, except for variable interest entities which are consolidated when certain conditions are met and immaterial seed money investments in separate accounts, which are accounted for as trading securities. Entities in which RiverSource Life holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. Additionally, other investments in hedge funds in which RiverSource Life holds an interest that is less than 50% are accounted for under the equity method. All other investments are accounted for under the cost method where RiverSource Life owns less than a 20% voting interest and does not exercise significant influence, or as Available-for-Sale securities, as applicable.

RiverSource Life also consolidates all variable interest entities ("VIEs") for which it is considered to be the primary beneficiary. The determination as to whether an entity is a VIE is based on the amount and characteristics of the entity's equity. The determination as to whether RiverSource Life is considered to be the primary beneficiary is based on whether RiverSource Life will absorb a majority of the VIE's expected losses, receive a majority of the VIE's expected residual return, or both. RiverSource Life liquidated its interest in all consolidated VIEs during 2004 and 2005. There were no consolidated VIEs as of December 31, 2006 and 2005.

Qualifying Special Purpose Entities ("QSPEs") are not consolidated. Such QSPEs included a securitization trust containing a majority of RiverSource Life's rated collateralized debt obligations ("CDOs") for which RiverSource Life sold all of its retained interests in 2005.

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative financial instruments and hedging activities, income taxes and recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.
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BALANCE SHEET

INVESTMENTS

Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in consolidated results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. RiverSource Life also considers the extent to which amortized cost exceeds fair value, the duration of that difference and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Consolidated Statements of Income. Fair value is generally based on quoted market prices.

Commercial Mortgage Loans on Real Estate, Net
Commercial mortgage loans on real estate, net, reflect principal amounts outstanding less allowance for losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading Securities and Other Investments
Included in trading securities and other investments are hedge fund investments, separate account and mutual fund seed money and syndicated loans. Separate account and mutual fund seed money is carried at fair market value with changes in value recognized within net investment income. The carrying value of equity method investments in hedge funds reflects RiverSource Life's original investment and its share of earnings or losses of the hedge funds subsequent to the date of investment, and approximate fair value. Syndicated loans reflect amortized cost less allowance for losses.

CASH AND CASH EQUIVALENTS
RiverSource Life has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
RiverSource Life reinsures a portion of the risks associated with its life and LTC insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. To minimize exposure to significant losses from reinsurer insolvencies, RiverSource Life evaluates the financial condition of its reinsurers prior to entering into new reinsurance treaties and on a periodic basis during the terms of the treaties. RiverSource Life remains primarily liable as the direct insurer on all risks reinsured.

Generally, RiverSource Life reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. RiverSource Life began reinsuring risks at this level beginning in 2001 for term life insurance and 2002 for variable and universal life insurance. Policies issued prior to these dates are not subject to the same reinsurance levels. The maximum amount of life insurance risk retained by RiverSource Life is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies except those sold by RiverSource Life of NY prior to 1996, RiverSource Life retained 50% of the risk and the remaining 50% of the risk was ceded on a coinsurance basis to affiliates of Genworth Financial, Inc. ("Genworth"). Reinsurance recoverable from Genworth related to RiverSource Life's long term care liabilities was $945 million at December 31, 2006, while amounts recoverable from each other reinsurer were much smaller. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Starting in 2001, risk on most term life policies is reinsured on a coinsurance basis.
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RiverSource Life Insurance Company
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RiverSource Life retains all risk for new claims on disability income ("DI")
contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. RiverSource Life also retains all accidental death benefit and almost all waiver of premium risk.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums.

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Derivative financial instruments are recorded at fair value within other assets or liabilities. The fair value of RiverSource Life's derivative financial instruments is determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs. In certain instances, the fair value includes structuring costs incurred at the inception of the transaction. The accounting for the change in the fair value of a derivative financial instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life generally designates its hedges as cash flows hedges or accounts for them as economic hedges.

For derivative financial instruments that qualify as cash flow hedges, the effective portions of the gain or loss on the derivative instruments are reported in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported currently in earnings as a component of net investment income. If a hedge is de-designated or terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) is recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately.

Derivative financial instruments that are entered into for hedging purposes are designated as such at the time RiverSource Life enters into the contract. For all derivative financial instruments that are designated for hedging activities, RiverSource Life formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. RiverSource Life formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is not highly effective as a hedge, RiverSource Life will discontinue the application of hedge accounting.

RiverSource Life currently has economic hedges that either do not qualify or are not designated as accounting hedges. For derivative financial instruments that do not qualify for hedge accounting, or are not designated as hedges, changes in fair value are reported in current period earnings generally as a component of net investment income.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for exclusive benefit of variable annuity and variable life insurance contractholders. RiverSource Life receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, equity indexed annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.
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The majority of the variable annuity contracts offered by RiverSource Life contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life offers contracts containing guaranteed minimum income benefit ("GMIB"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") provisions.

In determining the liabilities for variable annuity death benefits and GMIB, RiverSource Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

GMWB and GMAB provisions are considered embedded derivatives and are recorded at fair value. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts and universal life-type insurance.

Liabilities for equity indexed annuities are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2006, depending on year of issue, with an average rate of approximately 5.9%.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life's experience. Interest rates used with DI claims range from 3.0% to 8.0% at December 31, 2006, with an average rate of 5.0%. Interest rates used with LTC claims range from 4.0% to 7.0% at December 31, 2006, with an average rate of 4.4%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.
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Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life range from 4.0% to 10.0% at December 31, 2006, depending on policy form, issue year and policy duration. Anticipated interest rates for DI are 7.5% at policy issue grading to 5.0% over five years. Anticipated discount rates for LTC are currently 5.4% at December 31, 2006 grading up to 9.4% over 40 years.

Where applicable, benefit amounts expected to be recoverable from other insurers who share in the risk are separately recorded as reinsurance recoverable within receivables.

RiverSource Life issues only non-participating life and health insurance policies, which do not pay dividends to policyholders from realized policy margins.

REVENUES AND EXPENSES
RiverSource Life's principal sources of revenue include premium revenues, net investment income, contractholder and policyholder charges and mortality and expense risk and other fees.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products. Such premiums are net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income earned on fixed maturity securities classified as Available-for-Sale; commercial mortgage loans on real estate and policy loans; mark-to-market of trading securities and certain derivatives; and pro-rata share of net income or loss of equity method investments in hedge funds. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, and commercial mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder and Policyholder Charges
Contractholder and policyholder charges include certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance and administrative and surrender charges. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees
Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life's separate account assets. RiverSource Life's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Investment Gain
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Death and Other Benefits
Death and other benefits expenses consist of amounts paid under insurance policies and annuity contracts, including benefits paid under optional variable annuity guaranteed benefit riders. Amounts are net of benefit payments recovered or expected to be recovered under reinsurance contracts. Death and other benefits expenses also include amortization of DSIC.

Interest Credited to Account Values
Interest credited to account values represents amounts earned on fixed account values associated with fixed and variable universal life and annuity contracts and equity indexed annuities in accordance with contract provisions.

Amortization of Deferred Acquisition Costs
Direct sales commissions and other costs deferred as DAC associated with the sale of annuity and insurance products are amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.
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For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC is not recoverable or if premium rates charged for the contract are changed. If management concludes that DAC is not recoverable, DAC is reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life's consolidated results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates are the primary factor used to project interest margins, while assumptions about rates credited to policyholder accounts and equity market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

The client asset value growth rate is the rate at which variable annuity and variable universal life insurance contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life uses a mean reversion method as a guideline in setting near-term client asset value growth rates based on a long-term view of financial market performance as well as actual historical performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, RiverSource Life reassesses the near-term rate in order to continue to project its best estimate of long-term growth. The near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimate will typically be less than in a period when growth rates fall short of near-term estimate.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Separation Costs
Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the Separation.

Other Insurance and Operating Expenses
Other insurance and operating expenses primarily includes expenses allocated to RiverSource Life from its parent, Ameriprise Financial for RiverSource Life's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory.

Income Taxes
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life was required to file a short period income tax return through September 30, 2005 which was included as part of the American Express consolidated income tax return for the year ending December 31, 2005. Additionally, RiverSource Life will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group for five tax years following the Distribution. Therefore, RiverSource Life was also required to file a separate short period consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005. RiverSource Life's provision for income taxes represents the net amount of income taxes that it expects to pay or receive from various taxing jurisdictions in connection with its operations. Inherent in the provision for income taxes are estimates and judgment regarding the tax treatment of certain offsets and credits.
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3. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Early adoption is permitted provided that the entity has not issued financial statements for any period within the year of adoption. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in SFAS 157 which will require retrospective application of SFAS 157. The transition adjustment, if any, will be recognized as a cumulative-effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life is currently evaluating the impact of SFAS 157 on its consolidated financial condition and results of operations.

In September 2006, the Securities and Exchange Commission ("SEC") issued Staff Accounting Bulletin ("SAB") No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" ("SAB 108"). SAB 108 addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. SAB 108 does not change the SEC staff's previous positions in SAB No. 99, "Materiality," regarding qualitative considerations in assessing the materiality of misstatements. SAB 108 was effective for fiscal years ending after November 15, 2006. The effect of adopting SAB 108 on RiverSource Life's consolidated financial condition and results of operations was insignificant.

In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life's consolidated financial condition and results of operations was not material.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("SFAS 155"). SFAS 155 amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155: (i) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (ii) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133; (iii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iv) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (v) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. RiverSource Life adopted SFAS 155 as of January 1, 2007. The effect of adopting SFAS 155 on its consolidated financial condition and results of operations is not expected to be significant.

Effective January 1, 2006, RiverSource Life adopted SFAS No. 154, "Accounting Changes and Error Corrections," ("SFAS 154"). This Statement replaced APB Opinion No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements," and changed the requirements for the accounting for and reporting of a change in accounting principle. The effect of adopting SFAS 154 on RiverSource Life's consolidated financial condition and results of operations was insignificant.

Effective January 1, 2006, RiverSource Life adopted FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP FAS 115-1 and FAS 124-1"). FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The impact of the adoption of FSP FAS 115-1 and FAS 124-1 on RiverSource Life's consolidated financial condition and results of operations was not material.
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In September 2005, the American Institute of Certified Public Accountants
("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting by insurance enterprises for DAC associated with any insurance or annuity contract that is internally replaced with another contract or significantly modified. SOP 05-1 is effective for transactions occurring in fiscal years beginning after December 15, 2006. RiverSource Life has accounted for many of these transactions as contract continuations and has continued amortization of existing DAC against revenue from the new or modified contract. In addition, RiverSource Life has not anticipated these transactions in establishing amortization periods or other DAC valuation assumptions. Many of these transactions no longer qualify as continuations under SOP 05-1. Effective with RiverSource Life's adoption of SOP 05-1 as of January 1, 2007, RiverSource Life will account for such transactions as contract terminations which will result in accelerated DAC amortization. As a result of adopting SOP 05-1, RiverSource Life has determined that in the first quarter of 2007 it will record as a cumulative change in accounting principle a pretax reduction to DAC of approximately $210 million and an after-tax decrease to retained earnings of approximately $137 million. The adoption of SOP 05-1 is also expected to result in an increase in DAC amortization in 2007. The expected increase to amortization expense may vary depending upon future changes in underlying valuation assumptions.

Effective January 1, 2004, RiverSource Life adopted SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 provides guidance on; (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. The adoption of SOP 03-1 resulted in a cumulative effect of accounting change that reduced first quarter 2004 results by $71 million ($109 million pretax). The cumulative effect of accounting change consisted of: (i) $43 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($33 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts ($10 million); and (ii) $66 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual costs of insurance charges are expected to be less than future death benefits ($92 million) and from considering these liabilities in valuing DAC associated with those contracts ($26 million offset). Prior to RiverSource Life's adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 to establish and maintain additional liabilities for certain variable annuity guaranteed benefits were $53 million (of which $33 million was part of the adoption charges described previously). RiverSource Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids ("TPAs") in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on RiverSource Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

4. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

The following is a summary of Available-for-Sale securities by type:
---------------------------------------------------------------------------------------------------------------
                                                                           GROSS        GROSS
                                                         AMORTIZED      UNREALIZED   UNREALIZED        FAIR
DECEMBER 31, 2006 (IN MILLIONS)                            COST            GAINS       LOSSES          VALUE
---------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                 $12,232        $   119       $  (262)       $12,089
Mortgage and other asset-backed securities                  9,398             27          (175)         9,250
Foreign corporate bonds and obligations                     3,080             39           (68)         3,051
U.S. government and agencies obligations                      295             13            (5)           303
State and municipal obligations                               165              4            (4)           165
Foreign government bonds and obligations                      117             18            --            135
Structured investments(a)                                       2             --            --              2
---------------------------------------------------------------------------------------------------------------
Total fixed maturities                                     25,289            220          (514)        24,995
Common and preferred stocks                                    30              1            --             31
---------------------------------------------------------------------------------------------------------------
   Total                                                  $25,319        $   221       $  (514)       $25,026
===============================================================================================================

(a) Includes unconsolidated collateralized debt obligations.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                           GROSS        GROSS
                                                         AMORTIZED      UNREALIZED   UNREALIZED        FAIR
DECEMBER 31, 2005 (IN MILLIONS)                            COST            GAINS       LOSSES          VALUE
---------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                 $13,319        $   208       $  (199)       $13,328
Mortgage and other asset-backed securities                 10,805             46          (159)        10,692
Foreign corporate bonds and obligations                     3,149             67           (55)         3,161
U.S. government and agencies obligations                      300             16            (5)           311
State and municipal obligations                               114              3            (3)           114
Foreign government bonds and obligations                      128             17            --            145
Structured investments(a)                                       2             --            --              2
---------------------------------------------------------------------------------------------------------------
Total fixed maturities                                     27,817            357          (421)        27,753
Common and preferred stocks                                    --             --            --             --
---------------------------------------------------------------------------------------------------------------
   Total                                                  $27,817        $   357       $  (421)       $27,753
===============================================================================================================

(a) Includes unconsolidated collateralized debt obligations.

At December 31, 2006 and 2005, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 87% of RiverSource Life's total investments. These securities are rated by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P"), except for approximately $1.2 billion and $1.0 billion of securities at December 31, 2006 and 2005, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating, excluding net unrealized appreciation and depreciation, on December 31 is as follows:

RATING                                                                       2006          2005
-------------------------------------------------------------------------------------------------
AAA                                                                           38%           40%
AA                                                                             9             6
A                                                                             19            21
BBB                                                                           27            26
Below investment grade                                                         7             7
-------------------------------------------------------------------------------------------------
   Total                                                                     100%          100%
=================================================================================================

At December 31, 2006 and 2005, approximately 47% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006:

(IN MILLIONS)                                          LESS THAN 12 MONTHS        12 MONTHS OR MORE              TOTAL
--------------------------------------------------------------------------------------------------------------------------------
                                                       FAIR      UNREALIZED      FAIR      UNREALIZED      FAIR      UNREALIZED
DESCRIPTION OF SECURITIES:                             VALUE       LOSSES        VALUE       LOSSES        VALUE       LOSSES
--------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                             $ 1,166      $   (16)     $ 7,680      $  (246)     $ 8,846      $  (262)
Mortgage and other asset-backed securities                862           (5)       6,616         (170)       7,478         (175)
Foreign corporate bonds and obligations                   196           (3)       1,834          (65)       2,030          (68)
U.S. government and agencies obligations                    5           --          214           (5)         219           (5)
State and municipal obligations                             3           --           81           (4)          84           (4)
Foreign government bonds and obligations                   --           --            3           --            3           --
Structured investments                                      1           --           --           --            1           --
--------------------------------------------------------------------------------------------------------------------------------
   Total                                              $ 2,233      $   (24)     $16,428      $  (490)     $18,661      $  (514)
================================================================================================================================

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(IN MILLIONS)                                          LESS THAN 12 MONTHS        12 MONTHS OR MORE              TOTAL
--------------------------------------------------------------------------------------------------------------------------------
                                                       FAIR      UNREALIZED      FAIR      UNREALIZED      FAIR      UNREALIZED
DESCRIPTION OF SECURITIES:                             VALUE       LOSSES        VALUE       LOSSES        VALUE       LOSSES
--------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                             $ 6,184      $  (133)     $ 1,619      $   (66)     $ 7,803      $  (199)
Mortgage and other asset-backed securities              6,002          (88)       2,059          (71)       8,061         (159)
Foreign corporate bonds and obligations                 1,204          (31)         535          (24)       1,739          (55)
U.S. government and agencies obligations                  149           (3)          72           (2)         221           (5)
State and municipal obligations                            67           (2)          15           (1)          82           (3)
Foreign government bonds and obligations                   13           --           --           --           13           --
Structured investments                                      2           --           --           --            2           --
--------------------------------------------------------------------------------------------------------------------------------
   Total                                              $13,621      $  (257)     $ 4,300      $  (164)     $17,921      $  (421)
================================================================================================================================

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, RiverSource Life considers the extent to which amortized costs exceed fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2006:

(IN MILLIONS, EXCEPT
NUMBER OF SECURITIES)            LESS THAN 12 MONTHS                 12 MONTHS OR MORE                          TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
                                                   GROSS                               GROSS                               GROSS
RATIO OF FAIR VALUE TO     NUMBER OF    FAIR     UNREALIZED    NUMBER OF    FAIR     UNREALIZED    NUMBER OF    FAIR     UNREALIZED
AMORTIZED COST             SECURITIES   VALUE      LOSSES      SECURITIES   VALUE      LOSSES      SECURITIES   VALUE      LOSSES
-----------------------------------------------------------------------------------------------------------------------------------
95% - 100%                    178     $ 2,233     $   (24)        657     $15,304     $  (407)        835     $17,537     $  (431)
90% - 95%                      --          --          --          59       1,035         (69)         59       1,035         (69)
80% - 90%                      --          --          --           6          89         (14)          6          89         (14)
-----------------------------------------------------------------------------------------------------------------------------------
   Total                      178     $ 2,233     $   (24)        722     $16,428     $  (490)        900     $18,661     $  (514)
===================================================================================================================================

A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities were attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities was also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the gross unrealized losses relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 97% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses were not concentrated in any individual industries or with any individual securities. However, the securities with a fair value to amortized cost ratio of 80%-90% primarily relate to the auto and paper industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, was $5 million. The securities related to this issuer have a fair value to amortized cost ratio of 95%-100% and have been in an unrealized loss position for more than 12 months. There were no securities with a fair value to amortized cost ratio less than 80% in the portfolio.

RiverSource Life monitors the investments and metrics described previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairments. See the Investments section of
Note 2 for information regarding RiverSource Life's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, RiverSource Life's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, RiverSource Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none had other-than-temporary impairment at December 31, 2006.

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the components of the change in net unrealized securities gains (losses), net of tax, included in other comprehensive income
(loss):

(IN MILLIONS)                                                               2006         2005         2004
------------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $63, $261 and $23, respectively      $(116)       $(485)       $ 42
Reclassification of realized gains, net of tax of $17, $17 and
   $11, respectively                                                         (33)         (32)        (20)
DAC, net of tax of $15, $28 and $3, respectively                              29           53           6
DSIC, net of tax of $2, $5 and $4, respectively                                3            8          (7)
Fixed annuity liabilities, net of tax of $22, $3 and $30, respectively        40           (5)        (56)
------------------------------------------------------------------------------------------------------------
Net unrealized securities losses                                           $ (77)       $(461)       $(35)
============================================================================================================

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

Available-for-Sale securities by maturity at December 31, 2006 were as follows:

                                                         AMORTIZED        FAIR
(IN MILLIONS)                                              COST           VALUE
----------------------------------------------------------------------------------
Due within one year                                       $   521        $   522
Due after one year through five years                       6,625          6,592
Due after five years through 10 years                       7,558          7,395
Due after 10 years                                          1,185          1,234
----------------------------------------------------------------------------------
                                                           15,889         15,743
Mortgage and other asset-backed securities                  9,398          9,250
Structured investments                                          2              2
Common and preferred stocks                                    30             31
----------------------------------------------------------------------------------
Total                                                     $25,319        $25,026
==================================================================================

The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as common and preferred stocks, were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(IN MILLIONS)                                              2006            2005         2004
-----------------------------------------------------------------------------------------------
Sales                                                     $ 1,897        $ 3,124      $ 1,603
Maturities, sinking fund payments and calls               $ 2,014        $ 2,242      $ 1,931
Purchases                                                 $(1,433)       $(5,780)     $(4,393)

Net realized gains and losses on Available-for-Sale securities, using the specific identification method, are noted in the following table for the years ended December 31:

(IN MILLIONS)                                              2006            2005         2004
-----------------------------------------------------------------------------------------------
Gross realized gains from sales                           $    60        $   108      $    48
Gross realized losses from sales                          $   (10)       $   (39)     $   (18)
Other-than-temporary impairments                          $    --        $   (19)     $    --

The $19 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio.

During the second quarter of 2005, RiverSource Life sold all of its retained interest in a CDO securitization trust and realized a net pretax gain of $25 million.

At December 31, 2006 and 2005, bonds carried at $18 and $16 million, respectively, were on deposit with various states as required by law.

COMMERCIAL MORTGAGE LOANS ON REAL ESTATE AND SYNDICATED LOANS, NET
The following is a summary of commercial mortgage loans on real estate and syndicated loans at December 31:

(IN MILLIONS)                                              2006            2005
----------------------------------------------------------------------------------
Commercial mortgage loans on real estate                  $ 2,827        $ 2,883
Less: allowance for loan losses                               (37)           (41)
----------------------------------------------------------------------------------
Commercial mortgage loans on real estate, net             $ 2,790        $ 2,842
==================================================================================

Syndicated loans                                          $   112        $   131
Less: allowance for loan losses                                (4)            (4)
----------------------------------------------------------------------------------
Net syndicated loans                                      $   108        $   127
==================================================================================

Commercial mortgage loans are first mortgages on real estate. RiverSource Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The funding commitments at December 31, 2006 and 2005 approximate fair value.

Syndicated loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

At December 31, 2006 and 2005, RiverSource Life's recorded investment in impaired commercial mortgage loans on real estate was nil and $14 million, respectively, with related allowances for commercial mortgage loan losses of nil and $4 million, respectively. During 2006 and 2005, the average recorded investment in impaired commercial mortgage loans on real estate was $3 million and $6 million, respectively. RiverSource Life recognized nil, nil, and $1 million of interest income related to impaired commercial mortgage loans on real estate for the years ended December 31, 2006, 2005 and 2004, respectively.

The balances of and changes in the allowance for commercial mortgage loan losses were as follows:

(IN MILLIONS)                                          2006      2005      2004
--------------------------------------------------------------------------------
BALANCE AT JANUARY 1                                   $41       $45       $47
Provision for commercial mortgage loan losses           --        --         9
Foreclosures, write-offs and loan sales                 (4)       (4)      (11)
--------------------------------------------------------------------------------
BALANCE AT DECEMBER 31                                 $37       $41       $45
================================================================================

Concentrations of credit risk of commercial mortgage loans on real estate by region at December 31 were:

                                                                    2006                           2005
-----------------------------------------------------------------------------------------------------------------
                                                          ON-BALANCE       FUNDING      ON-BALANCE      FUNDING
COMMERCIAL MORTGAGE LOANS BY U.S. REGION (IN MILLIONS)      SHEET        COMMITMENTS      SHEET       COMMITMENTS
-----------------------------------------------------------------------------------------------------------------
Atlantic                                                   $  859         $   41          $  852        $   22
North Central                                                 739             22             843             6
Pacific                                                       397             15             364            27
Mountain                                                      298             13             352             9
South Central                                                 337              1             308            22
New England                                                   197              2             164            21
-----------------------------------------------------------------------------------------------------------------
                                                            2,827             94           2,883           107
Less: allowance for loan losses                               (37)            --             (41)           --
-----------------------------------------------------------------------------------------------------------------
   Total                                                   $2,790         $   94          $2,842        $  107
=================================================================================================================

Concentrations of credit risk of commercial mortgage loans on real estate by property type at December 31 were:

                                                                    2006                           2005
-----------------------------------------------------------------------------------------------------------------
                                                          ON-BALANCE       FUNDING      ON-BALANCE      FUNDING
COMMERCIAL MORTGAGE LOANS BY PROPERTY TYPE (IN MILLIONS)    SHEET        COMMITMENTS      SHEET       COMMITMENTS
-----------------------------------------------------------------------------------------------------------------
Office buildings                                           $  962         $    4          $1,048        $   36
Shopping centers and retail                                   718             71             704            37
Apartments                                                    470              2             454            11
Industrial buildings                                          458             12             454            12
Hotels and motels                                              89              4              92             6
Medical buildings                                              45             --              47             3
Mixed use                                                      44             --              39            --
Retirement homes                                               --             --               5            --
Other                                                          41              1              40             2
-----------------------------------------------------------------------------------------------------------------
                                                            2,827             94           2,883           107
Less: allowance for loan losses                               (37)            --             (41)           --
-----------------------------------------------------------------------------------------------------------------
   Total                                                   $2,790         $   94          $2,842        $  107
=================================================================================================================

Commitments to fund commercial mortgages were made in the ordinary course of business. The funding commitments at December 31, 2006 and 2005 approximate fair value.

SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAIN
Net investment income for the years ended December 31 is summarized as follows:

(IN MILLIONS)                                        2006      2005      2004
--------------------------------------------------------------------------------
Income on fixed maturities                          $1,408    $1,449    $1,451
Income on commercial mortgage loans
   on real estate                                      181       197       221
Trading securities and other investments                89       164       138
--------------------------------------------------------------------------------
                                                     1,678     1,810     1,810
Less: investment expenses                               17        21        35
--------------------------------------------------------------------------------
   Total                                            $1,661    $1,789    $1,775
================================================================================

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

Net realized investment gain for the years ended December 31 is summarized as follows:

(IN MILLIONS)                                        2006      2005      2004
--------------------------------------------------------------------------------
Fixed maturities                                    $   50    $   50    $   31
Commercial mortgage loans
   on real estate                                        1        (2)       (3)
Trading securities and other investments                --        --        (1)
--------------------------------------------------------------------------------
   Total                                            $   51    $   48    $   27
================================================================================

5. VARIABLE INTEREST ENTITIES

During the years ended December 31, 2005 and 2004, RiverSource Life consolidated three secured loan trusts ("SLTs") which provided returns to investors primarily based on the performance of an underlying portfolio of high-yield loans and which were managed by an affiliate. One SLT was liquidated in 2004, resulting in a cumulative pretax charge of $24 million. An additional $4 million pretax charge was incurred in 2004 due to the expected liquidation of the two remaining SLTs in 2005. Those remaining SLTs were liquidated in 2005, resulting in a $14 million pretax gain for the year ended December 31, 2005. Consolidated results of operations for the year ended December 31, 2004 included non-cash charges related to the liquidated SLTs of $28 million that included a $24 million charge related to the complete liquidation of an SLT in 2004.

RiverSource Life has other significant variable interests for which it is not considered the primary beneficiary and, therefore, does not consolidate. These interests are represented by carrying values of $2 million of CDO residual tranches managed by an affiliate where RiverSource Life is not the primary beneficiary. RiverSource Life's maximum exposure to loss as a result of its investment in the CDO residual tranches is represented by the carrying value.

6. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC were as follows:

(IN MILLIONS)                                        2006      2005      2004
--------------------------------------------------------------------------------
Balance, beginning of year                          $4,036    $3,638    $3,336
Impact of SOP 03-1                                      --        --        20
Capitalization of acquisition costs                    687       633       534
Amortization, excluding impact of changes
   in assumptions                                     (409)     (383)     (341)
Amortization, impact of annual third quarter
   changes in DAC-related assumptions                   38        67        24
Amortization, impact of other quarter changes
   in DAC-related assumptions(a)                        15        --        56
Impact of changes in net unrealized
   securities losses                                    44        81         9
--------------------------------------------------------------------------------
Balance, end of year                                $4,411    $4,036    $3,638
================================================================================

(a) Amount in 2004 was primarily related to a $66 million reduction in DAC amortization expense to reflect the lengthening of the amortization periods for certain annuity and life insurance products impacted by RiverSource Life's adoption of SOP 03-1 on January 1, 2004, partially offset by a $10 million increase in amortization expense due to a LTC DAC valuation system conversion.

The balances of and changes in DSIC were as follows:

(IN MILLIONS)                                        2006      2005      2004
--------------------------------------------------------------------------------
Balance, beginning of year                          $  370    $  303    $  279
Impact of SOP 03-1                                      --        --        (3)
Capitalization of sales inducements                    126        94        71
Amortization                                           (48)      (40)      (34)
Impact of changes in net unrealized securities
   losses (gains)                                        4        13       (10)
--------------------------------------------------------------------------------
Balance, end of year                                $  452    $  370    $  303
================================================================================

7. LINES OF CREDIT

RiverSource Life has available a committed line of credit with Ameriprise Financial aggregating $200 million. The interest rate for any borrowings is established by reference to LIBOR plus 28 basis points. There were no amounts outstanding on this line of credit at December 31, 2006.

Also, RiverSource Life has a collateral loan agreement with Ameriprise Financial aggregating up to $75 million. The interest rate for any borrowings is equal to the preceding month's effective new money rate for RiverSource Life's permanent investments. There were no amounts outstanding at December 31, 2006 and 2005.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

8. VARIABLE ANNUITY GUARANTEES

The majority of the variable annuity contracts offered by RiverSource Life contain GMDB provisions. RiverSource Life also offers GGU provisions on variable annuities with death benefit provisions and contracts containing GMIB provisions. RiverSource Life has established additional liabilities for these variable annuity death benefits and GMIB provisions. The variable annuity contracts offered by RiverSource Life may also contain GMWB and GMAB provisions, which are considered embedded derivatives. RiverSource Life has established additional liabilities for these embedded derivatives at fair value.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on financial market performance. Most of the GMWB in-force guarantee that over a period of approximately 14 years the client can withdraw an amount equal to what has been paid into the contract, regardless of the performance of the underlying funds. In May 2006, RiverSource Life began offering an enhanced withdrawal benefit that gives policyholders a choice to withdraw 6% per year for the life of the policyholder or 7% per year until the amount withdrawn is equal to the guaranteed amount. At issue, the guaranteed amount is equal to the amount deposited, but the guarantee can be increased annually to the account value (a "step-up") in the case of favorable market performance.

Variable annuity contract owners age 79 or younger at contract issue can also obtain the principal-back guarantee by purchasing the optional GMAB rider for an additional charge, which provides a guaranteed contract value at the end of a 10-year waiting period.

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life has established additional liabilities as of December 31:

-----------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GUARANTEES BY BENEFIT TYPE(1)
(IN MILLIONS, EXCEPT AGE)                                                                           2006             2005
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR RETURN
OF PREMIUM:
                                              Total contract value                                 $17,418          $ 9,107
                                              Contract value in separate accounts                  $15,859          $ 7,410
                                              Net amount at risk(2)                                $    13          $    17
                                              Weighted average attained age                             61               60
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR
SIX-YEAR RESET:
                                              Total contract value                                 $23,544          $24,608
                                              Contract value in separate accounts                  $20,058          $20,362
                                              Net amount at risk(2)                                $   227          $   763
                                              Weighted average attained age                             61               61
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR
ONE-YEAR RATCHET:
                                              Total contract value                                 $ 6,729          $ 5,129
                                              Contract value in separate accounts                  $ 5,902          $ 4,211
                                              Net amount at risk(2)                                $    26          $    45
                                              Weighted average attained age                             61               61
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR
FIVE-YEAR RATCHET:
                                              Total contract value                                 $   907          $   537
                                              Contract value in separate accounts                  $   870          $   502
                                              Net amount at risk(2)                                $    --          $    --
                                              Weighted average attained age                             57               56
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH OTHER GMDB:
                                              Total contract value                                 $   586          $   456
                                              Contract value in separate accounts                  $   530          $   390
                                              Net amount at risk(2)                                $    11          $    16
                                              Weighted average attained age                             64               63
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GGU DEATH BENEFIT:
                                              Total contract value                                 $   811          $   620
                                              Contract value in separate accounts                  $   730          $   536
                                              Net amount at risk(2)                                $    62          $    35
                                              Weighted average attained age                             62               61
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMIB:
                                              Total contract value                                 $   928          $   793
                                              Contract value in separate accounts                  $   853          $   712
                                              Net amount at risk(2)                                $    14          $    16
                                              Weighted average attained age                             61               60
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMWB:

                                              Total contract value                                 $ 4,791          $ 2,542
                                              Contract value in separate accounts                  $ 4,761          $ 2,510
                                              Benefit amount in excess of account value            $    --          $     1
                                              Weighted average attained age                             61               60
-----------------------------------------------------------------------------------------------------------------------------

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GUARANTEES BY BENEFIT TYPE(1) (CONTINUED)
(IN MILLIONS, EXCEPT AGE)                                                                           2006              2005
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMWB FOR LIFE:
                                              Total contract value                                 $ 2,396          $    --
                                              Contract value in separate accounts                  $ 2,349          $    --
                                              Benefit amount in excess of account value            $    --          $    --
                                              Weighted average attained age                             63               --
CONTRACTS WITH GMAB:
                                              Total contract value                                 $ 1,350          $   161
                                              Contract value in separate accounts                  $ 1,340          $   161
                                              Benefit amount in excess of account value            $    --          $     1
                                              Weighted average attained age                             55               56
-----------------------------------------------------------------------------------------------------------------------------

(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type.

(2) Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

For the year ended December 31, 2006, additional liabilities (assets) and incurred claims (adjustments) were:

(IN MILLIONS)                                                                     GMDB & GGU     GMIB       GMWB       GMAB
-----------------------------------------------------------------------------------------------------------------------------
Liability balance at January 1                                                       $16          $ 4       $ 9        $ 1
Reported claims                                                                        8           --        --         --
Liability (asset) balance at December 31                                              26            5       (12)        (5)
Incurred claims (adjustments) (sum of reported and change in liability (assets))      18            1       (21)        (6)

For the year ended December 31, 2005, additional liabilities and incurred claims (adjustments) were:

(IN MILLIONS)                                                                     GMDB & GGU     GMIB       GMWB       GMAB
-----------------------------------------------------------------------------------------------------------------------------
Liability balance at January 1                                                       $29          $ 3       $--        $--
Reported claims                                                                       12           --        --         --
Liability balance at December 31                                                      16            4         9          1
Incurred claims (adjustments) (sum of reported and change in liability)               (1)           1         9          1

The liabilities for guaranteed benefits are supported by general account assets. Changes in these liabilities are included in death and other benefits.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

9. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds as of December 31, consisted of the following:

(IN MILLIONS)                                               2006           2005
----------------------------------------------------------------------------------
Fixed annuities                                           $16,841        $18,793
Equity indexed annuities accumulated host values              267            296
Equity indexed annuities embedded derivative reserve           50             38
Variable annuities, with fixed sub-accounts                 5,975          6,999
GMWB variable annuity guarantees                              (12)             9
Other variable annuity guarantees                              26             21
----------------------------------------------------------------------------------
   Total annuities                                         23,147         26,156
VUL/UL insurance contract fixed sub-account                 2,562          2,552
Other life, disability income and long term care insurance  3,852          3,604
----------------------------------------------------------------------------------
   Total future policy benefits                            29,561         32,312
Policy claims and other policyholders' funds                   93             90
----------------------------------------------------------------------------------
   Total future policy benefits and policy claims and
      other policyholders' funds                          $29,654        $32,402
==================================================================================

Separate account liabilities as of December 31, consisted of the following:

(IN MILLIONS)                                               2006           2005
----------------------------------------------------------------------------------
Variable annuity contract reserves                        $43,515        $33,155
VUL insurance contract reserves                             5,772          4,775
----------------------------------------------------------------------------------
   Total separate account liabilities                     $49,287        $37,930
==================================================================================

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life generally invests the proceeds from the annuity payments in fixed rate securities. The interest rate risks under these obligations are partially hedged with derivative instruments. These derivatives are cash flow hedges of interest credited on forecasted sales rather than a hedge of in-force risk. These derivatives consisted of interest rate swaptions with a notional value of $1.2 billion at both December 31, 2006 and 2005. The fair value of these swaptions was $2 million and $8 million at December 31, 2006 and 2005, respectively.

Equity Indexed Annuities
The Index 500 Annuity, RiverSource Life's equity indexed annuity product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. RiverSource Life generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. The equity component of these annuities is considered an embedded derivative and is accounted for separately. The change in fair value of the embedded derivative reserve is reflected in interest credited to account values. As a means of economically hedging its obligation under the stock market return provision, RiverSource Life purchases and writes index options and enters into futures contracts. The changes in the fair value of these hedge derivatives are included in net investment income. The notional amounts and fair value assets (liabilities) of these options and futures as of December 31 were as follows:

                                              2006            2005
--------------------------------------------------------------------------
                                      NOTIONAL   FAIR   NOTIONAL   FAIR
(IN MILLIONS)                          AMOUNT    VALUE   AMOUNT    VALUE
--------------------------------------------------------------------------
Purchased options and futures          $ 271     $  40    $ 358    $  30
Written options                        $ (67)    $  (1)   $(101)   $  (1)

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life contain one or more guaranteed benefits, including GMWB, GMAB, GMDB, GGU and GMIB provisions. The GMWB and GMAB provisions are considered embedded derivatives and are accounted for separately. The changes in fair values of these embedded derivative reserves are reflected in death and other benefits for investment contracts and universal life-type insurance. The negative reserve in GMWB at December 31, 2006 reflects that under current conditions and expectations, RiverSource Life believes the applicable fees charged for the rider will more than offset the future benefits paid to policyholders under the rider provisions. RiverSource Life does not currently hedge its risk under the GMAB, GMDB, GGU and GMIB provisions. The total value of variable annuity contracts with GMWB riders increased from $2.5 billion at December 31, 2005 to $7.2 billion at December 31, 2006. As a means of economically hedging its obligation under the GMWB provisions, RiverSource Life purchases structured equity put options, enters into interest rate swaps and trades equity futures contracts. The changes in the fair value of these hedge derivatives are included in net investment income. The notional amounts and fair value assets (liabilities) of these options, swaps and futures as of December 31, were as follows:

                                              2006            2005
--------------------------------------------------------------------------
                                      NOTIONAL   FAIR   NOTIONAL   FAIR
(IN MILLIONS)                          AMOUNT    VALUE   AMOUNT    VALUE
--------------------------------------------------------------------------
Purchased options                     $1,410    $  171   $  629   $   95
Interest rate swaps                   $  359    $   (1)  $   --   $   --
Sold equity futures                   $ (111)   $   --   $   --   $   --

Insurance Liabilities
Variable universal life ("VUL") and universal life ("UL") is the largest group of policies written by RiverSource Life. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders. RiverSource Life also offers term and whole life insurance as well as disability products. RiverSource Life no longer offers long term care products but has in-force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

10. INCOME TAXES

RiverSource Life qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions (benefits) for income taxes for the years ended December 31 were:

(IN MILLIONS)                                                2006           2005        2004
----------------------------------------------------------------------------------------------
Current income tax:
   Federal                                                    $66            $56        $160
   State                                                        3              4          (4)
----------------------------------------------------------------------------------------------
Total current income tax                                       69             60         156
Deferred federal income tax                                   123            122          70
----------------------------------------------------------------------------------------------
Income tax provision                                         $192           $182        $226
==============================================================================================

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% for the years ended December 31 are as follows:

                                                             2006           2005        2004
----------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                   35.0%          35.0%       35.0%
Changes in taxes resulting from:
   Tax-exempt interest and dividend income                   (6.5)          (9.4)       (4.0)
   State taxes, net of federal benefit                        0.3            0.4        (0.3)
   Taxes applicable to prior years                             --            3.2        (2.6)
   Other, net                                                (0.5)          (0.8)        0.4
----------------------------------------------------------------------------------------------
Income tax provision                                         28.3%          28.4%       28.5%
==============================================================================================

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of RiverSource Life's deferred income tax assets and liabilities as of December 31, 2006 and 2005 are reflected in the following table:

(IN MILLIONS)                                               2006           2005
----------------------------------------------------------------------------------
Deferred income tax assets:
   Liabilities for future policy benefits                  $1,146         $1,102
   Investment related                                          75             70
   Net unrealized losses on Available-for Sale
      securities and derivatives                              115             71
   Other                                                       45             62
----------------------------------------------------------------------------------
Gross deferred income tax assets                            1,381          1,305

Deferred income tax liabilities:
   Deferred acquisition costs                               1,253          1,154
   Deferred sales inducement costs                            158            130
   Other                                                       60             30
----------------------------------------------------------------------------------
Gross deferred income tax liabilities                       1,471          1,314
----------------------------------------------------------------------------------
Net deferred income tax liabilities                        $   90         $    9
==================================================================================

A portion of RiverSource Life's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2006, RiverSource Life no longer had a policyholders' surplus account balance. The American Jobs Creation Act of 2004, which was enacted on October 22, 2004, provides a two-year suspension of the tax on policyholders' surplus account distributions. RiverSource Life has made distributions of $1 million in 2006, which will not be subject to tax under the two-year suspension. Previously, the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or RiverSource Life is liquidated. Deferred income taxes had not been previously established.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

RiverSource Life is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. Included in RiverSource Life's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. RiverSource Life has $156 million in capital loss carryforwards that expire December 31, 2009 for which the deferred tax benefit is reflected in the investment related deferred tax assets, net of other related items. Additionally, RiverSource Life has $45 million in capital loss carryforwards that expire December 31, 2009 as a result of the 2005 first short period tax return filed with American Express. Based on analysis of RiverSource Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2006 and 2005.

As a result of the Distribution, RiverSource Life was required to file a short period income tax return through September 30, 2005 which was included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, RiverSource Life will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. Therefore, RiverSource Life was also required to file a separate short period income tax return for the period October 1, 2005 through December 31, 2005.

The items comprising other comprehensive loss in the Consolidated Statements of Shareholder's Equity are presented net of the following income tax benefit amounts:

(IN MILLIONS)                                               2006           2005         2004
----------------------------------------------------------------------------------------------
Net unrealized securities losses                           $   41         $  248      $   19
Net unrealized derivative losses                                1              6          12
----------------------------------------------------------------------------------------------
Net income tax benefit                                     $   42         $  254      $   31
==============================================================================================

11. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company's primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company's statutory unassigned surplus aggregated $1.2 billion and $925 million as of December 31, 2006 and 2005, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year's statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as "extraordinary dividends." Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. For 2007, dividends or distributions in excess of $469 million would be extraordinary.

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(IN MILLIONS)                                               2006           2005         2004
----------------------------------------------------------------------------------------------
Statutory net gain from operations                         $  469         $  327      $  438
Statutory net income                                          514            339         438
Statutory capital and surplus                               3,258          2,942       2,277

12. RELATED PARTY TRANSACTIONS

Ameriprise Financial was the investment manager for the proprietary mutual funds used as investment options by RiverSource Life's variable annuity and variable life insurance contract owners for the period from the third quarter of 2003 through the third quarter of 2005. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. RiverSource Life provides all fund management services, other than investment management and is compensated for the administrative services it provides. For the year ended December 31, 2006, RiverSource Life received $76 million from RiverSource Investments, LLC for administrative services RiverSource Life provided. For the year ended December 31, 2005, RiverSource Life received $56 million from Ameriprise Financial and $20 million from RiverSource Investments, LLC for services provided for the periods they each were investment managers. For the year ended December 31, 2004, RiverSource Life received $82 million from Ameriprise Financial for administrative services.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

RiverSource Life participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. RiverSource Life's share of the total net periodic pension cost was approximately $1 million for each of the years ended December 31, 2006, 2005 and 2004.

RiverSource Life participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $2 million in 2006, $1 million in 2005 and $1 million in 2004.

RiverSource Life also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2006, 2005 and 2004 were $3 million, $2 million and $2 million, respectively.

RiverSource Life participates in the defined benefit health care plans of Ameriprise Financial that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2006, 2005 and 2004 was approximately $1 million each year.

Charges by Ameriprise Financial and affiliated companies for use of joint facilities, technology support, marketing services and other services aggregated $755 million, $725 million and $601 million for 2006, 2005 and 2004, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life may not be reflective of expenses that would have been incurred by RiverSource Life on a stand-alone basis.

RiverSource Life paid $300 million of dividends to Ameriprise Financial during 2006, comprised of $100 million of extraordinary cash dividends in each of the second and third quarters of 2006 and $100 million of ordinary cash dividends in the fourth quarter of 2006. Prior to the payment of the extraordinary cash dividends, RiverSource Life made the required advance notices to the Minnesota Department of Commerce, its primary state regulator, and received responses stating there were no objections to the payment of these dividends. The ordinary cash dividends paid in the fourth quarter 2006 did not require prior notification and response from the Minnesota Department of Commerce. RiverSource Life of NY paid ordinary dividends to RiverSource Life during the second quarter of 2006 of $23 million. In connection with the Separation, RiverSource Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its current financial strength ratings and to cover the allocated separation costs. During the fourth quarter of 2005, RiverSource Life approved and paid dividends to Ameriprise Financial of $380 million.

Included in other liabilities at December 31, 2006 and 2005 are $1 million and $8 million, respectively, payable to Ameriprise Financial for federal income taxes.

13. REINSURANCE

At December 31, 2006, 2005 and 2004, traditional life and universal life insurance in force aggregated $174.1 billion, $160.1 billion and $147.5 billion, respectively, of which $102.4 billion, $86.3 billion and $70.9 billion was reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life also reinsures a portion of the risks assumed under LTC policies.

The effect of reinsurance on premiums for the years ended December 31, is as follows:

(IN MILLIONS)                                               2006           2005         2004
----------------------------------------------------------------------------------------------
Direct premiums                                            $  561         $  544      $  508
Reinsurance assumed                                             3              2           4
Reinsurance ceded                                            (170)          (176)       (160)
----------------------------------------------------------------------------------------------
Net premiums                                               $  394         $  370      $  352
==============================================================================================

Reinsurance recovered from reinsurers amounted to $115 million, $106 million and $73 million, for the years ended December 31, 2006, 2005 and 2004, respectively. Reinsurance contracts do not relieve RiverSource Life from its primary obligation to policyholders.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

14. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative financial instruments enable the end users to manage exposure to credit and various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life enters into various derivative financial instruments as part of its ongoing risk management activities. RiverSource Life does not engage in any derivative instrument trading activities. Credit risk associated with RiverSource Life's derivatives is limited to the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, RiverSource Life may, from time to time, enter into master netting agreements wherever practical. As of December 31, 2006 and 2005, the total net fair values, excluding accruals, of derivative product assets were $212 million and $133 million, respectively, and derivative liabilities were $7 million at both balance sheet dates. The net notional amount of derivatives as of December 31, 2006 was $3.1 billion, consisting of $3.2 billion purchased and $0.1 billion written.

Cash Flow Hedges
RiverSource Life uses interest rate products, primarily interest rate swaptions, to hedge the risk of increasing interest rates on forecasted fixed premium product sales. During 2006, 2005 and 2004, no amounts were reclassified into earnings from accumulated other comprehensive income. At December 31, 2006, RiverSource Life expects to reclassify approximately $1 million of net pretax losses on derivative instruments from accumulated other comprehensive income (loss) to earnings during the next 12 months. Currently, the longest period of time over which RiverSource Life is hedging exposure to the variability in future cash flows is 12 years and relates to forecasted fixed annuity sales. There were losses of $4 million for the year ended December 31, 2006, $2 million for the year ended December 31, 2005 and no gains or losses for the year ended December 31, 2004 on derivative transactions or portions thereof that were ineffective as hedges or excluded from the assessment of hedge effectiveness.

During 2006, 2005 and 2004, RiverSource Life recognized the following impacts in other comprehensive income related to its cash flow hedging activity, net of tax:

(IN MILLIONS)                                               2006           2005         2004
----------------------------------------------------------------------------------------------
Holding losses, net of tax of $6, $11 and $11,
   respectively                                            $  (10)        $  (21)     $  (21)
Reclassification of realized losses (gains),
   net of tax of $5, $5 and $1, respectively                    9             10          (2)
----------------------------------------------------------------------------------------------
Net change in unrealized derivative losses                 $   (1)        $  (11)     $  (23)
==============================================================================================

Derivatives Not Designated as Hedges
RiverSource Life has economic hedges that either do not qualify or are not designated for hedge accounting treatment. The fair value assets (liabilities) of these purchased and written derivatives for the years ended December 31 were as follows:

                                                              2006                 2005
-----------------------------------------------------------------------------------------------
(IN MILLIONS)                                          PURCHASED  WRITTEN   PURCHASED  WRITTEN
-----------------------------------------------------------------------------------------------
Equity indexed annuities                                  $ 40     $ (1)       $ 30     $ (1)
GMWB                                                       170       --          95       --
-----------------------------------------------------------------------------------------------
Total                                                     $210     $ (1)       $125     $ (1)
===============================================================================================

Futures contracts are settled daily by exchanging cash with the counterparty and gains and losses are reported in earnings. Accordingly, there are no amounts on the balance sheet related to these contracts.

Certain annuity products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the amount of expenses incurred by RiverSource Life related to equity indexed annuities will positively or negatively impact earnings. As a means of economically hedging its obligations under the provisions of these products, RiverSource Life writes and purchases index options and occasionally enters into futures contracts. Purchased options used in conjunction with these products are reported in other assets and written options are included in other liabilities. Additionally, certain annuity products contain GMWB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments. The GMWB provision is considered an embedded derivative and is valued each period by estimating the present value of future benefits less applicable fees charged for the rider using actuarial models, which simulate various economic scenarios. RiverSource Life economically hedges the exposure related to the GMWB provision using various equity futures, interest rate swaps and structured derivatives.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

Embedded Derivatives
As noted above, certain annuity products have returns tied to the performance of equity markets. The equity component of the annuity product obligations are considered embedded derivatives. Additionally, certain annuities contain GMWB and GMAB provisions, which are also considered embedded derivatives. The fair value of the embedded derivative is included as part of the equity indexed annuities. The changes in fair value of the equity indexed annuities are reflected in interest credited to account values and the changes in fair value of the GMWB and GMAB features are reflected in death and other benefits for investment contracts and universal life-type insurance. The fair value of the embedded derivatives for equity indexed annuities and the fair value of the embedded options for GMWB and GMAB are recognized in future policy benefits in the Consolidated Balance Sheets. The total fair value of these instruments, excluding the host contract, was $33 million and $48 million at December 31, 2006 and 2005, respectively.

15. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2006 and 2005, and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of RiverSource Life, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying values and fair values for financial instruments at December 31:

                                                                   2006                         2005
---------------------------------------------------------------------------------------------------------------
                                                         CARRYING         FAIR        CARRYING         FAIR
(IN MILLIONS)                                              VALUE          VALUE         VALUE          VALUE
---------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values  $75,336        $75,336       $66,718        $66,718
Commercial mortgage loans on real estate, net               2,790          2,875         2,842          2,977
Other investments                                             108            112           127            131

FINANCIAL LIABILITIES
Liabilities (assets) for which carrying values
   approximate fair values                                $   (10)       $   (10)      $    32        $    32
Fixed annuity reserves                                     21,626         20,981        24,638         23,841
Separate account liabilities                               43,516         41,623        33,154         31,743
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

As of December 31, 2006 and 2005, the carrying and fair values of off-balance sheet financial instruments are not material. The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS
Assets for which carrying values approximate fair values include cash and cash equivalents, Available-for-Sale securities, policy loans, trading securities, separate account assets and derivative financial instruments. Generally these assets are short-term in duration, variable rate in nature or are recorded at fair value on the Consolidated Balance Sheets.

The fair value of commercial mortgage loans on real estate, except those with significant credit deterioration, was estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

Other investments include RiverSource Life's interest in syndicated loans, which are carried at amortized cost less allowance for losses. Fair values were based on quoted market prices.

FINANCIAL LIABILITIES
Liabilities for which carrying values approximate fair values include certain other liabilities and derivative liabilities. Generally these liabilities are either short-term in duration, variable rate in nature or are recorded at fair value on the Consolidated Balance Sheets.

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excluded life insurance-related elements of $1.5 billion as of both December 31, 2006 and 2005. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write-off of DAC and DSIC associated with the fixed annuities of $422 million and $496 million as of December 31, 2006 and 2005, respectively.

RiverSource Life Insurance Company
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Fair values of separate account liabilities, excluding life insurance-related elements of $5.8 billion and $4.8 billion as of December 31, 2006 and 2005, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write-off of DAC and DSIC associated with separate account liabilities of $2.3 billion and $2.0 billion as of December 31, 2006 and 2005, respectively.

16. COMMITMENTS AND CONTINGENCIES

At December 31, 2006 and 2005, RiverSource Life had no material commitments to purchase investments other than mortgage loan fundings (see Note 4).

RiverSource Life's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2006, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life's profitability would be negatively affected.

The SEC, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

RIVERSOURCE [LOGO](SM)
      INSURANCE

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919

S-6196 U (5/07)